Quarterly Holdings Report
for
Fidelity® Global ex U.S. Index Fund
July 31, 2022
GUX-NPRT3-0922
1.929356.110
Common Stocks - 96.9%
	Shares	Value ($)
Australia - 4.9%
Ampol Ltd.	88,978	2,108,023
APA Group unit	447,006	3,665,160
Aristocrat Leisure Ltd.	228,296	5,695,542
ASX Ltd.	72,156	4,484,840
Aurizon Holdings Ltd.	683,212	1,933,693
Australia & New Zealand Banking Group Ltd.	1,052,929	17,016,664
Australia & New Zealand Banking Group Ltd. (a)	70,195	1,128,752
BHP Group Ltd.	1,903,177	52,081,117
BlueScope Steel Ltd.	178,707	2,099,160
Brambles Ltd.	532,414	4,285,241
Cochlear Ltd.	25,044	3,774,805
Coles Group Ltd.	504,070	6,638,773
Commonwealth Bank of Australia	640,593	45,493,237
Computershare Ltd.	201,219	3,554,933
Crown Ltd. (a)	128,698	1,177,969
CSL Ltd.	181,216	36,898,647
Dexus unit	406,030	2,728,525
Dominos Pizza Enterprises Ltd.	22,201	1,135,135
Endeavour Group Ltd.	501,208	2,792,449
Evolution Mining Ltd.	668,804	1,235,468
Fortescue Metals Group Ltd.	639,107	8,224,385
Goodman Group unit	636,855	9,320,410
IDP Education Ltd.	75,311	1,515,248
Insurance Australia Group Ltd.	939,631	2,956,610
Lendlease Group unit	268,754	1,947,027
Macquarie Group Ltd.	136,985	17,531,805
Medibank Private Ltd.	1,025,421	2,465,658
Mineral Resources Ltd.	65,352	2,490,178
Mirvac Group unit	1,447,356	2,192,724
National Australia Bank Ltd.	1,214,205	26,222,586
Newcrest Mining Ltd.	330,048	4,447,811
Northern Star Resources Ltd.	445,615	2,448,936
Orica Ltd.	149,073	1,766,848
Origin Energy Ltd.	673,225	2,826,443
Qantas Airways Ltd. (a)	332,872	1,072,630
QBE Insurance Group Ltd.	559,638	4,525,078
Ramsay Health Care Ltd.	69,189	3,418,060
REA Group Ltd.	19,514	1,721,609
Reece Ltd.	84,957	917,563
Rio Tinto Ltd.	140,384	9,726,441
Santos Ltd.	1,213,079	6,306,046
Scentre Group unit	1,993,491	4,085,148
SEEK Ltd.	122,743	1,988,085
Sonic Healthcare Ltd.	173,446	4,176,843
South32 Ltd.	1,731,669	4,719,864
Stockland Corp. Ltd. unit	872,776	2,364,949
Suncorp Group Ltd.	467,233	3,689,873
Telstra Corp. Ltd.	1,560,039	4,263,603
The GPT Group unit	745,338	2,397,901
The Lottery Corp. (a)	817,205	2,605,216
Transurban Group unit	1,159,324	11,850,248
Treasury Wine Estates Ltd.	272,218	2,346,529
Vicinity Centres unit	1,408,569	2,061,012
Washington H. Soul Pattinson & Co. Ltd.	82,170	1,487,659
Wesfarmers Ltd.	425,870	13,953,852
Westpac Banking Corp.	1,315,003	19,913,285
WiseTech Global Ltd.	54,808	1,941,004
Woodside Energy Group Ltd.	708,479	15,997,795
Woolworths Group Ltd.	456,453	12,008,861
TOTAL AUSTRALIA		425,823,956
Austria - 0.1%
Erste Group Bank AG	128,282	3,252,295
OMV AG	55,859	2,364,696
Verbund AG	25,775	2,831,909
Voestalpine AG	42,310	947,020
TOTAL AUSTRIA		9,395,920
Bailiwick of Jersey - 0.6%
Experian PLC	346,914	12,146,252
Ferguson PLC	82,313	10,314,775
Glencore Xstrata PLC	3,723,266	21,102,360
WPP PLC	423,479	4,570,352
TOTAL BAILIWICK OF JERSEY		48,133,739
Belgium - 0.5%
Ageas	61,083	2,656,391
Anheuser-Busch InBev SA NV	326,533	17,491,666
D'ieteren Group	9,089	1,481,661
ELIA GROUP SA/NV	12,064	1,828,541
Groupe Bruxelles Lambert SA	39,070	3,445,289
KBC Group NV	93,078	4,875,147
Proximus	59,684	826,245
Sofina SA	5,675	1,324,751
Solvay SA Class A	28,098	2,455,351
UCB SA	46,987	3,664,160
Umicore SA	80,031	2,898,914
Warehouses de Pauw	55,205	1,870,962
TOTAL BELGIUM		44,819,078
Bermuda - 0.2%
Alibaba Health Information Technology Ltd. (a)	1,678,000	1,008,950
Alibaba Pictures Group Ltd. (a)	4,780,000	407,980
Beijing Enterprises Water Group Ltd.	1,522,000	461,453
China Gas Holdings Ltd.	1,178,400	1,813,408
China Oriental Group Co. Ltd. (H Shares)	107	22
China Resource Gas Group Ltd.	344,000	1,443,942
China Ruyi Holdings Ltd. (a)	1,640,000	474,248
CK Infrastructure Holdings Ltd.	239,136	1,498,808
Cosco Shipping Ports Ltd.	656,344	489,965
Credicorp Ltd. (United States)	27,474	3,555,136
Hongkong Land Holdings Ltd.	429,867	2,234,476
Hopson Development Holdings Ltd.	277,750	367,272
Jardine Matheson Holdings Ltd.	81,319	4,294,932
Kunlun Energy Co. Ltd.	1,458,000	1,073,547
Nine Dragons Paper (Holdings) Ltd.	574,000	473,830
Orient Overseas International Ltd.	49,500	1,721,487
Shenzhen International Holdings Ltd.	542,097	499,288
TOTAL BERMUDA		21,818,744
Brazil - 1.1%
Ambev SA	1,760,100	5,078,814
Americanas SA	227,449	615,428
Atacadao SA	174,000	626,509
B3 SA - Brasil Bolsa Balcao	2,281,498	4,890,090
Banco Bradesco SA	574,315	1,606,142
Banco BTG Pactual SA unit	454,200	1,977,760
Banco do Brasil SA	323,300	2,247,560
Banco Santander SA (Brasil) unit	149,100	815,222
BB Seguridade Participacoes SA	270,100	1,513,345
BRF SA (a)	236,661	730,003
CCR SA	447,800	1,124,238
Centrais Eletricas Brasileiras SA (Electrobras)	399,880	3,540,423
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	132,800	1,146,514
Companhia Siderurgica Nacional SA (CSN)	241,400	686,302
Cosan SA	460,364	1,661,158
CPFL Energia SA	76,500	485,545
Energisa SA unit	78,500	668,163
ENGIE Brasil Energia SA	73,650	630,867
Equatorial Energia SA	380,000	1,822,114
Hapvida Participacoes e Investimentos SA (b)	1,737,555	2,068,638
Hypera SA	167,500	1,378,757
JBS SA	315,000	1,944,512
Klabin SA unit	293,700	1,131,296
Localiza Rent A Car SA	283,695	3,158,746
Lojas Renner SA	381,522	1,864,806
Magazine Luiza SA	1,104,052	550,522
Natura & Co. Holding SA (a)	332,203	1,000,314
Petro Rio SA (a)	253,900	1,188,508
Petroleo Brasileiro SA - Petrobras (ON)	1,518,209	10,844,979
Raia Drogasil SA	400,100	1,622,330
Rede D'Oregon Sao Luiz SA (b)	141,000	882,664
Rumo SA	487,700	1,653,284
Suzano Papel e Celulose SA	283,438	2,645,334
Telefonica Brasil SA	186,700	1,609,327
TIM SA	291,400	709,056
Totvs SA	197,600	1,007,076
Ultrapar Participacoes SA	243,200	596,472
Vale SA	1,504,786	20,285,426
Vibra Energia SA	445,751	1,434,405
Weg SA	618,000	3,349,127
TOTAL BRAZIL		92,791,776
British Virgin Islands - 0.0%
VK Co. Ltd. unit (a)(c)	38,348	16,995
Canada - 8.0%
Agnico Eagle Mines Ltd. (Canada)	172,330	7,409,699
Air Canada (a)	67,668	918,938
Algonquin Power & Utilities Corp.	255,381	3,571,804
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	318,407	14,225,188
AltaGas Ltd.	108,082	2,408,012
ARC Resources Ltd.	261,488	3,667,428
Bank of Montreal	242,813	24,206,402
Bank of Nova Scotia	455,600	27,754,759
Barrick Gold Corp. (Canada)	672,075	10,591,132
Bausch Health Cos., Inc. (Canada) (a)	96,908	446,493
BCE, Inc.	26,513	1,339,574
BlackBerry Ltd. (a)	198,074	1,217,323
Brookfield Asset Management, Inc. (Canada) Class A	531,103	26,352,961
Brookfield Renewable Corp.	50,466	1,974,422
BRP, Inc.	14,849	1,129,431
CAE, Inc. (a)	118,638	3,138,851
Cameco Corp.	151,213	3,894,424
Canadian Apartment Properties (REIT) unit	33,830	1,281,553
Canadian Imperial Bank of Commerce	338,852	17,141,722
Canadian National Railway Co.	222,935	28,243,134
Canadian Natural Resources Ltd.	443,198	24,472,711
Canadian Pacific Railway Ltd.	349,029	27,520,564
Canadian Tire Ltd. Class A (non-vtg.)	20,931	2,688,969
Canadian Utilities Ltd. Class A (non-vtg.)	48,263	1,562,220
CCL Industries, Inc. Class B	56,168	2,821,668
Cenovus Energy, Inc. (Canada)	526,955	10,040,765
CGI, Inc. Class A (sub. vtg.) (a)	82,599	7,082,402
Constellation Software, Inc.	7,580	12,894,435
Dollarama, Inc.	106,366	6,446,500
Emera, Inc.	98,996	4,693,333
Empire Co. Ltd. Class A (non-vtg.)	63,313	1,921,318
Enbridge, Inc.	759,343	34,102,390
Fairfax Financial Holdings Ltd. (sub. vtg.)	9,450	5,090,477
First Quantum Minerals Ltd.	217,941	3,982,523
FirstService Corp.	15,192	2,032,362
Fortis, Inc.	177,640	8,391,272
Franco-Nevada Corp.	72,348	9,263,911
George Weston Ltd.	27,387	3,268,774
GFL Environmental, Inc.	65,611	1,815,824
Gildan Activewear, Inc.	69,447	2,035,333
Great-West Lifeco, Inc.	103,606	2,517,839
Hydro One Ltd. (b)	124,066	3,463,636
iA Financial Corp, Inc.	41,731	2,296,175
IGM Financial, Inc.	34,181	992,425
Imperial Oil Ltd.	88,842	4,257,728
Intact Financial Corp.	66,057	9,832,075
Ivanhoe Mines Ltd. (a)	220,780	1,372,386
Keyera Corp.	79,474	2,059,851
Kinross Gold Corp.	475,323	1,629,509
Lightspeed Commerce, Inc. (Canada) (a)	46,921	1,006,903
Loblaw Companies Ltd.	62,746	5,711,844
Lundin Mining Corp.	239,483	1,350,254
Magna International, Inc. Class A (sub. vtg.)	108,709	6,941,654
Manulife Financial Corp.	730,678	13,374,794
Metro, Inc.	89,893	4,977,793
National Bank of Canada	127,930	8,976,229
Northland Power, Inc.	86,994	2,851,906
Nutrien Ltd.	207,500	17,762,797
Nuvei Corp. (a)(b)	23,501	821,448
Onex Corp. (sub. vtg.)	29,596	1,581,781
Open Text Corp.	103,497	4,233,472
Pan American Silver Corp.	77,347	1,572,464
Parkland Corp.	56,691	1,590,651
Pembina Pipeline Corp.	204,498	7,807,510
Power Corp. of Canada (sub. vtg.)	212,720	5,780,841
Quebecor, Inc. Class B (sub. vtg.)	60,998	1,355,194
Restaurant Brands International, Inc.	93,069	4,989,408
Restaurant Brands International, Inc.	16,254	871,377
RioCan (REIT)	59,677	957,684
Ritchie Bros. Auctioneers, Inc.	41,049	2,958,746
Rogers Communications, Inc. Class B (non-vtg.)	132,191	6,077,142
Royal Bank of Canada	530,075	51,684,951
Saputo, Inc.	95,146	2,350,137
Shaw Communications, Inc. Class B	181,998	4,923,205
Shopify, Inc. Class A (a)	428,999	14,944,864
Sun Life Financial, Inc.	220,488	10,237,958
Suncor Energy, Inc.	538,914	18,289,955
TC Energy Corp.	368,173	19,628,418
Teck Resources Ltd. Class B (sub. vtg.)	175,985	5,174,211
TELUS Corp.	168,732	3,884,440
TFI International, Inc. (Canada)	30,848	3,081,066
The Toronto-Dominion Bank	683,172	44,376,437
Thomson Reuters Corp.	63,917	7,177,092
TMX Group Ltd.	21,391	2,194,810
Toromont Industries Ltd.	31,620	2,663,088
Tourmaline Oil Corp.	118,633	7,432,686
West Fraser Timber Co. Ltd.	22,636	2,119,269
Wheaton Precious Metals Corp.	167,846	5,759,364
WSP Global, Inc.	43,634	5,264,498
TOTAL CANADA		696,200,966
Cayman Islands - 5.4%
3SBio, Inc. (b)	559,000	371,722
AAC Technology Holdings, Inc.	250,500	485,677
Airtac International Group	52,043	1,421,983
Alibaba Group Holding Ltd. (a)	5,704,512	64,138,501
Anta Sports Products Ltd.	462,800	5,090,865
Autohome, Inc. ADR Class A	27,155	969,162
Baidu, Inc.:
Class A (a)	490,522	8,478,381
sponsored ADR (a)	49,509	6,761,444
BeiGene Ltd. ADR (a)	17,855	3,001,068
Bilibili, Inc.:
ADR (a)	35,780	874,463
Class Z (a)	38,651	944,755
Bosideng International Holdings Ltd.	1,142,000	666,296
Budweiser Brewing Co. APAC Ltd. (b)	637,693	1,766,879
Chailease Holding Co. Ltd.	524,693	3,719,446
China Conch Venture Holdings Ltd.	594,500	1,154,178
China Feihe Ltd. (b)	1,339,000	1,176,970
China Hongqiao Group Ltd.	868,500	902,809
China Huishan Dairy Holdings Co. Ltd. (a)(c)	397,000	1
China Liansu Group Holdings Ltd.	385,000	472,305
China Literature Ltd. (a)(b)	140,000	551,982
China Medical System Holdings Ltd.	471,000	750,010
China Meidong Auto Holding Ltd.	234,000	566,973
China Mengniu Dairy Co. Ltd.	1,208,000	5,601,498
China Overseas Property Holdings Ltd.	470,000	490,962
China Resources Cement Holdings Ltd.	992,000	609,108
China Resources Land Ltd.	1,224,634	5,109,207
China Resources Microelectronics Ltd. (A Shares)	17,743	133,551
China Resources Mixc Lifestyle Services Ltd. (b)	242,000	1,026,586
China State Construction International Holdings Ltd.	769,250	798,658
ChinaSoft International Ltd.	996,000	851,369
Chow Tai Fook Jewellery Group Ltd.	738,600	1,460,283
CIFI Ever Sunshine Services Group Ltd.	314,000	226,403
CIFI Holdings Group Co. Ltd.	1,458,803	395,833
CK Asset Holdings Ltd.	753,471	5,322,357
CK Hutchison Holdings Ltd.	1,011,893	6,712,169
Country Garden Holdings Co. Ltd.	3,030,517	1,169,756
Country Garden Services Holdings Co. Ltd.	766,000	1,705,713
Dali Foods Group Co. Ltd. (b)	765,500	364,714
Daqo New Energy Corp. ADR (a)	21,714	1,404,896
Dongyue Group Co. Ltd.	519,000	563,965
ENN Energy Holdings Ltd.	294,800	4,803,236
ESR Cayman Ltd. (a)(b)	774,659	2,008,218
Futu Holdings Ltd. ADR (a)(d)	22,290	927,264
GDS Holdings Ltd.:
ADR (a)	23,697	655,933
Class A (a)	179,224	613,873
Geely Automobile Holdings Ltd.	2,248,000	4,438,783
Genscript Biotech Corp. (a)	438,000	1,584,632
Grab Holdings Ltd. (a)(d)	413,530	1,219,914
Greentown China Holdings Ltd.	311,500	615,072
Greentown Service Group Co. Ltd.	526,000	469,721
H World Group Ltd. ADR	72,660	2,786,511
Haidilao International Holding Ltd. (b)(d)	396,000	789,992
Haitian International Holdings Ltd.	221,000	530,407
Hansoh Pharmaceutical Group Co. Ltd. (b)	414,000	806,915
Hengan International Group Co. Ltd.	249,000	1,203,780
HUTCHMED China Ltd. sponsored ADR (a)(d)	28,544	373,070
Hygeia Healthcare Holdings Co. (b)	121,200	697,102
Innovent Biologics, Inc. (a)(b)	388,000	1,618,747
Inter & Co., Inc. unit	44,026	132,994
iQIYI, Inc. ADR (a)(d)	114,654	437,978
JD Health International, Inc. (a)(b)	424,550	3,217,968
JD.com, Inc. Class A	754,217	22,500,217
Jinxin Fertility Group Ltd. (b)	547,000	425,063
Jiumaojiu International Holdings Ltd. (b)	260,000	565,714
JOYY, Inc. ADR	19,685	509,645
Kanzhun Ltd. ADR (a)	31,187	733,206
KE Holdings, Inc. ADR (a)	116,725	1,646,990
Kingboard Chemical Holdings Ltd.	229,000	669,505
Kingboard Laminates Holdings Ltd.	375,500	343,934
Kingdee International Software Group Co. Ltd. (a)	977,000	2,110,845
Kingsoft Corp. Ltd.	366,200	1,224,570
Kuaishou Technology Class B (a)(b)	659,400	6,636,085
Li Ning Co. Ltd.	892,000	7,226,997
Longfor Properties Co. Ltd. (b)	683,000	2,279,596
Lufax Holding Ltd. ADR	314,130	1,438,715
Meituan Class B (a)(b)	1,539,300	34,531,661
Microport Scientific Corp.	246,700	582,659
Ming Yuan Cloud Group Holdings Ltd.	247,000	226,865
Minth Group Ltd.	290,000	773,959
NetEase, Inc.	780,595	14,602,411
New Oriental Education & Technology Group, Inc. (a)	315,020	863,580
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	29,979	821,724
NIO, Inc. sponsored ADR (a)	495,833	9,782,785
Parade Technologies Ltd.	30,000	1,126,103
Pinduoduo, Inc. ADR (a)	165,160	8,094,492
Ping An Healthcare and Technology Co. Ltd. (a)(b)(d)	182,000	476,452
Pop Mart International Group Ltd. (b)	219,400	503,089
RLX Technology, Inc. ADR (a)(d)	196,493	318,319
Sands China Ltd. (a)	891,587	2,091,253
Sany Heavy Equipment International Holdings Co. Ltd.	418,000	456,877
Sea Ltd. ADR (a)	135,069	10,308,466
Seazen Group Ltd.	638,000	218,630
Shenzhou International Group Holdings Ltd.	308,700	3,246,956
Silergy Corp.	120,000	2,238,472
Sino Biopharmaceutical Ltd.	3,896,250	2,253,401
SITC International Holdings Co. Ltd.	486,000	1,649,945
Smoore International Holdings Ltd. (b)(d)	677,000	1,569,625
Sunny Optical Technology Group Co. Ltd.	271,600	3,670,972
TAL Education Group ADR (a)	149,999	737,995
Tencent Holdings Ltd.	2,345,900	90,666,247
Tencent Music Entertainment Group ADR (a)	252,050	1,061,131
Tingyi (Cayman Islands) Holding Corp.	738,000	1,214,660
Tongcheng Travel Holdings Ltd. (a)	431,200	823,960
Topsports International Holdings Ltd. (b)	654,000	544,868
Trip.com Group Ltd. ADR (a)	201,575	5,196,604
Uni-President China Holdings Ltd.	419,000	382,709
Vinda International Holdings Ltd.	129,000	342,635
Vipshop Holdings Ltd. ADR (a)	169,174	1,549,634
Want Want China Holdings Ltd.	1,750,000	1,422,311
Weibo Corp. sponsored ADR (a)	24,980	480,116
WH Group Ltd. (b)	3,194,946	2,417,608
Wharf Real Estate Investment Co. Ltd.	619,654	2,754,930
Wuxi Biologics (Cayman), Inc. (a)(b)	1,350,000	12,922,359
Xiaomi Corp. Class B (a)(b)	5,753,000	9,043,685
Xinyi Glass Holdings Ltd.	690,793	1,360,484
Xinyi Solar Holdings Ltd.	1,863,446	3,166,712
XPeng, Inc. ADR (a)	157,301	3,842,863
XTEP International Holdings Ltd.	527,500	857,450
Yadea Group Holdings Ltd. (b)	418,000	899,910
Yihai International Holding Ltd.	161,000	472,751
Zai Lab Ltd. ADR (a)	33,232	1,346,893
Zhen Ding Technology Holding Ltd.	263,302	994,077
Zhongsheng Group Holdings Ltd. Class H	228,500	1,305,523
ZTO Express, Inc. sponsored ADR	157,181	4,022,262
TOTAL CAYMAN ISLANDS		466,695,163
Chile - 0.1%
Banco de Chile	16,546,328	1,569,982
Banco de Credito e Inversiones	19,794	597,225
Banco Santander Chile	25,807,034	1,022,143
Cencosud SA	518,296	708,048
Compania Cervecerias Unidas SA	46,721	269,614
Compania Sud Americana de Vapores SA	5,280,824	571,391
Empresas CMPC SA	474,181	805,650
Empresas COPEC SA	140,972	1,154,559
Enel Americas SA	7,335,583	742,432
Enel Chile SA	9,596,008	274,750
Falabella SA	271,811	606,304
Itau CorpBanca SA	1	0
TOTAL CHILE		8,322,098
China - 3.5%
360 Security Technology, Inc. (A Shares)	155,900	170,941
37 Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	61,200	177,723
A-Living Smart City Services C (H Shares) (b)	230,000	280,984
Advanced Micro-Fabrication Equipment, Inc., China (A Shares) (a)	11,853	213,961
AECC Aero-Engine Control Co. Ltd. (A Shares)	22,500	91,165
AECC Aviation Power Co. Ltd.	51,600	381,293
Agricultural Bank of China Ltd.:
(A Shares)	2,154,700	911,086
(H Shares)	10,517,000	3,469,984
Aier Eye Hospital Group Co. Ltd. (A Shares)	151,556	684,265
Air China Ltd.:
(A Shares) (a)	177,800	254,828
(H Shares) (a)	676,000	530,473
Aluminum Corp. of China Ltd.:
(A shares) (a)	609,700	423,445
(H Shares)	844,000	309,117
Amlogic Shanghai Co. Ltd. (A Shares) (a)	8,978	112,741
Angel Yeast Co. Ltd. (A Shares)	15,200	100,135
Anhui Conch Cement Co. Ltd.:
(A Shares)	32,800	158,187
(H Shares)	533,000	2,108,263
Anhui Gujing Distillery Co. Ltd. (B Shares)	73,402	1,122,373
Anhui Honglu Steel Construction Group Co. Ltd.	14,950	66,470
Anhui Kouzi Distillery Co. Ltd. (A Shares)	11,500	85,491
Anhui Yingjia Distillery Co. Ltd. (A Shares)	16,500	133,575
Anjoy Foods Group Co. Ltd. (A Shares)	5,000	109,035
Apeloa Pharmaceutical Co. Ltd. A Shares	27,200	77,821
Asia - Potash International Investment Guangzhou Co. Ltd. (A Shares) (a)	17,000	88,310
Asymchem Laboratories Tianjin Co. Ltd. (A Shares)	6,860	167,851
Avary Holding Shenzhen Co. Ltd. (A Shares)	34,800	158,921
AVIC Capital Co. Ltd. (A Shares)	141,000	68,241
AVIC Electromechanical Systems Co. Ltd. (A Shares)	76,600	134,421
AviChina Industry & Technology Co. Ltd. (H Shares)	871,000	464,909
Avicopter PLC (A Shares)	11,200	72,738
Bank of Beijing Co. Ltd. (A Shares)	779,416	482,297
Bank of Changsha Co. Ltd. (A Shares)	104,200	114,445
Bank of Chengdu Co. Ltd. (A Shares)	64,200	146,847
Bank of China Ltd.:
(A Shares)	1,095,500	497,322
(H Shares)	29,345,000	10,434,651
Bank of Communications Co. Ltd.:
(A Shares)	730,700	500,907
(H Shares)	3,497,000	2,080,407
Bank of Hangzhou Co. Ltd. (A Shares)	102,780	218,167
Bank of Jiangsu Co. Ltd. (A Shares)	314,230	335,944
Bank of Nanjing Co. Ltd. (A Shares)	315,600	484,152
Bank of Ningbo Co. Ltd. (A Shares)	138,740	643,089
Bank of Shanghai Co. Ltd. (A Shares)	209,320	185,150
Baoshan Iron & Steel Co. Ltd. (A Shares)	413,800	348,699
BBMG Corp. (H Shares)	513,000	71,233
Beijing Capital International Airport Co. Ltd. (H Shares) (a)	672,000	395,501
Beijing Dabeinong Technology Group Co. Ltd. (A Shares) (a)	88,700	95,540
Beijing Easpring Material Technology Co. Ltd. (A Shares)	10,900	155,341
Beijing Enlight Media Co. Ltd. (A Shares)	71,600	88,833
Beijing Kingsoft Office Software, Inc. (A Shares)	9,091	236,347
Beijing New Building Materials PLC (A Shares)	33,900	144,793
Beijing Originwater Technology Co. Ltd. (A Shares)	57,100	47,149
Beijing Roborock Technology Co. Ltd. (A Shares)	1,849	89,427
Beijing Shiji Information Technology Co. Ltd. (A Shares)	31,164	65,816
Beijing Shunxin Agriculture Co. Ltd.	13,300	46,361
Beijing Sinnet Technology Co. Ltd. (A Shares)	35,500	50,597
Beijing Tiantan Biological Products Corp. Ltd. (A Shares)	26,064	77,409
Beijing United Information Technology Co. Ltd. (A Shares)	11,890	162,047
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. (A Shares)	11,890	238,699
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. (A Shares)	5,400	95,401
Beijing-Shanghai High Speed Railway Co. Ltd. (A Shares)	1,136,700	783,747
Betta Pharmaceuticals Co. Ltd. (A Shares)	6,600	49,022
BGI Genomics Co. Ltd.	6,800	62,560
Bloomage Biotechnology Corp. Ltd. (A Shares)	8,073	191,079
BOC International China Co. Ltd.	44,800	83,905
BOE Technology Group Co. Ltd. (A Shares)	730,900	421,942
BTG Hotels Group Co. Ltd.	30,100	93,386
By-Health Co. Ltd. (A Shares)	30,700	84,200
BYD Co. Ltd.:
(A Shares)	41,100	1,962,372
(H Shares)	313,000	11,451,410
Caitong Securities Co. Ltd.	85,670	92,669
CanSino Biologics, Inc.:
(A Shares) (a)	3,817	91,579
(H Shares) (b)	34,000	284,997
CECEP Solar Energy Co. Ltd. (A Shares)	58,700	77,764
CECEP Wind-Power Corp. (A Shares)	154,900	125,367
CGN Power Co. Ltd. (H Shares) (b)	4,401,000	1,014,766
Chacha Food Co. Ltd. (A Shares)	9,000	63,790
Changchun High & New Technology Industry Group, Inc. (A Shares)	7,700	221,815
Changjiang Securities Co. Ltd. (A Shares)	101,100	81,591
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. (A Shares)	6,100	159,266
Chaozhou Three-Circle Group Co. (A Shares)	43,800	174,553
Chengtun Mining Group Co. Ltd. (A Shares)	44,100	51,603
Chengxin Lithium Group Co. Ltd. (A Shares)	20,500	172,789
Chifeng Jilong Gold Mining Co. Ltd. (A Shares) (a)	24,200	65,578
China Baoan Group Co. Ltd. (A Shares)	50,000	105,739
China Cinda Asset Management Co. Ltd. (H Shares)	2,914,000	400,912
China CITIC Bank Corp. Ltd.:
(A Shares)	111,700	72,280
(H Shares)	3,185,000	1,330,820
China Coal Energy Co. Ltd. (H Shares)	722,000	561,052
China Communications Services Corp. Ltd. (H Shares)	862,000	351,393
China Construction Bank Corp.:
(A Shares)	936,942	774,421
(H Shares)	35,252,000	22,512,306
China CSSC Holdings Ltd. (A Shares)	86,500	299,706
China Eastern Airlines Corp. Ltd.:
(A Shares) (a)	263,100	191,391
(H Shares) (a)	28,000	10,201
China Energy Engineering Corp. Ltd. (A Shares) (a)	648,100	220,388
China Everbright Bank Co. Ltd.:
(A Shares)	324,600	139,716
(H Shares)	2,197,000	666,105
China Galaxy Securities Co. Ltd. (H Shares)	1,752,000	865,968
China Great Wall Securities Co. Ltd. (A Shares)	83,100	111,005
China Greatwall Technology Group Co. Ltd. (A Shares)	51,700	74,214
China International Capital Corp. Ltd.	31,000	195,475
China International Capital Corp. Ltd. (H Shares) (b)	579,600	1,064,706
China International Travel Service Corp. Ltd. (A Shares)	46,800	1,460,282
China Jushi Co. Ltd. (A Shares)	65,722	145,790
China Life Insurance Co. Ltd.:
(A Shares)	31,100	128,697
(H Shares)	2,866,000	4,268,677
China Longyuan Power Grid Corp. Ltd. (H Shares)	1,266,000	2,025,626
China Meheco Co. Ltd. (A Shares)	33,180	71,743
China Merchants Bank Co. Ltd.:
(A Shares)	345,400	1,798,719
(H Shares)	1,600,751	8,646,205
China Merchants Securities Co. Ltd. (A Shares)	156,930	323,857
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	181,400	368,730
China Minmetals Rare Earth Co. Ltd. (A Shares)	22,700	95,906
China Minsheng Banking Corp. Ltd.:
(A Shares)	801,300	432,722
(H Shares)	2,276,300	742,344
China National Building Materials Co. Ltd. (H Shares)	1,419,000	1,424,441
China National Chemical Engineering Co. Ltd. (A Shares)	115,600	184,885
China National Nuclear Power Co. Ltd. (A Shares)	383,300	351,112
China Northern Rare Earth Group High-Tech Co. Ltd.	69,900	325,925
China Oilfield Services Ltd. (H Shares)	634,000	583,126
China Pacific Insurance (Group) Co. Ltd.	60,500	181,464
China Pacific Insurance (Group) Co. Ltd. (H Shares)	1,095,800	2,339,598
China Petroleum & Chemical Corp.:
(A Shares)	896,400	547,717
(H Shares)	9,302,000	4,385,488
China Railway Group Ltd.:
(A Shares)	730,600	626,451
(H Shares)	1,081,000	644,477
China Railway Signal & Communications Corp. (A Shares)	163,929	106,789
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)	20,500	110,242
China Shenhua Energy Co. Ltd.:
(A Shares)	135,500	564,729
(H Shares)	1,303,000	3,676,665
China Southern Airlines Ltd.:
(A Shares) (a)	280,800	266,857
(H Shares) (a)	614,000	332,425
China State Construction Engineering Corp. Ltd. (A Shares)	918,960	686,832
China Suntien Green Energy Corp. Ltd. (H Shares)	554,000	271,710
China Three Gorges Renewables Group Co. Ltd. (A Shares)	544,300	507,381
China Tower Corp. Ltd. (H Shares) (b)	16,774,000	2,158,211
China United Network Communications Ltd. (A Shares)	962,100	491,096
China Vanke Co. Ltd.:
(A Shares)	139,600	355,999
(H Shares)	735,200	1,399,239
China Yangtze Power Co. Ltd. (A Shares)	504,530	1,788,355
China Zhenhua (Group) Science & Technology Co. Ltd. (A Shares)	12,700	223,249
China Zheshang Bank Co. Ltd.	634,200	304,865
Chongqing Brewery Co. Ltd. (A Shares)	8,800	160,436
Chongqing Changan Automobile Co. Ltd. (A Shares)	209,290	571,233
Chongqing Fuling Zhacai Group Co. Ltd. Group (A Shares)	15,500	68,583
Chongqing Rural Commercial Bank Co. Ltd. (A Shares)	328,500	174,545
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)	39,600	584,557
CITIC Securities Co. Ltd.:
(A Shares)	204,630	596,126
(H Shares)	889,675	1,826,974
Cmoc Group Ltd.:
(A Shares)	278,300	222,680
(H Shares)	1,539,000	754,806
CNGR Advanced Material Co. Ltd.	7,700	142,218
CNNC Hua Yuan Titanium Dioxide Co. Ltd. (A Shares)	42,775	63,021
Contemporary Amperex Technology Co. Ltd.	53,700	4,076,009
COSCO Shipping Development Co. Ltd. (A Shares)	136,400	56,947
COSCO Shipping Energy Transportation Co. Ltd. (A Shares)	60,200	113,300
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares)	420,320	856,533
(H Shares)	1,060,650	1,586,266
CRRC Corp. Ltd. (A Shares)	1,599,500	1,223,092
CSC Financial Co. Ltd. (A Shares)	85,000	328,587
Daan Gene Co. Ltd.	19,200	53,506
Daqin Railway Co. Ltd. (A Shares)	428,800	384,868
DaShenLin Pharmaceutical Group Co. Ltd.	18,792	89,843
DHC Software Co. Ltd. (A Shares)	48,700	44,725
Do-Fluoride New Materials Co. Ltd. (A Shares)	21,700	156,890
Dong E-E-Jiao Co. Ltd. (A Shares)	13,300	70,664
Dongfang Electric Corp. Ltd. (A Shares)	58,000	149,283
Dongfeng Motor Group Co. Ltd. (H Shares)	1,174,000	810,594
Dongxing Securities Co. Ltd. (A Shares)	57,200	69,711
East Money Information Co. Ltd. (A Shares)	284,808	942,355
Ecovacs Robotics Co. Ltd. Class A	9,500	130,652
ENN Natural Gas Co. Ltd. (A Shares)	45,100	115,490
Eve Energy Co. Ltd. (A shares)	47,624	668,415
Everbright Securities Co. Ltd. (A Shares)	61,900	139,282
Fangda Carbon New Material Co. Ltd. (A Shares) (a)	75,600	79,359
FAW Jiefang Group Co. Ltd. (A Shares)	35,000	45,219
Fiberhome Telecommunication Technologies Co. Ltd. (A Shares)	20,100	43,098
First Capital Securities Co. Ltd. (A Shares)	70,800	64,202
Flat Glass Group Co. Ltd. (a)	41,000	148,855
Flat Glass Group Co. Ltd. (A Shares) (a)	127,200	776,957
Focus Media Information Technology Co. Ltd. (A Shares)	289,240	253,883
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	100,048	1,228,074
Founder Securities Co. Ltd. (A Shares)	171,700	167,496
Foxconn Industrial Internet Co. Ltd. (A Shares)	142,796	213,035
Fujian Sunner Development Co. Ltd. A Shares	24,200	71,060
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)	90,600	551,114
(H Shares) (b)	179,200	870,900
G-bits Network Technology Xiamen Co. Ltd. (A Shares)	1,400	73,813
Ganfeng Lithium Co. Ltd. (A Shares)	99,120	1,313,265
GCL System Integration Technology Co. Ltd. (a)	83,100	54,523
GD Power Development Co. Ltd. (A Shares)	599,800	339,358
GEM Co. Ltd. (A Shares)	97,200	140,977
Gemdale Corp. (A Shares)	96,300	167,386
GF Securities Co. Ltd.:
(A Shares)	248,900	589,102
(H Shares)	185,800	245,685
Giant Network Group Co. Ltd. (A Shares)	78,600	97,849
Gigadevice Semiconductor Beijing, Inc. (A Shares)	12,784	225,135
Ginlong Technologies Co. Ltd. (A Shares)	9,800	333,979
GoerTek, Inc. (A Shares)	62,800	296,649
Gotion High-tech Co. Ltd. (A Shares)	32,300	187,608
Great Wall Motor Co. Ltd.:
(A Shares)	70,000	358,823
(H Shares)	1,081,500	1,705,623
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	62,200	307,110
GRG Banking Equipment Co. Ltd. (A Shares)	26,300	35,893
Guangdong Haid Group Co. Ltd. (A Shares)	32,700	318,738
Guangdong Kinlong Hardware Products Co. Ltd. (A Shares)	6,700	80,017
Guanghui Energy Co. Ltd. (A Shares)	138,300	200,075
Guangzhou Automobile Group Co. Ltd.	204,500	452,628
Guangzhou Automobile Group Co. Ltd. (H Shares)	838,000	784,634
Guangzhou Baiyunshan Pharma Health (A Shares)	30,200	129,107
Guangzhou Haige Communications Group (A Shares)	36,400	48,330
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)	8,200	84,670
Guangzhou Shiyuan Electronic Technology Co. Ltd. (A Shares)	11,000	111,032
Guangzhou Tinci Materials Technology Co. Ltd. (A Shares)	36,420	283,359
Guangzhou Yuexiu Financial Holdings Group Co. Ltd. (A Shares)	44,104	41,919
Guolian Securities Co. Ltd.	38,000	60,168
Guosen Securities Co. Ltd. (A Shares)	151,000	206,449
Guotai Junan Securities Co. Ltd.:
(A Shares)	43,000	92,329
(H Shares) (b)	276,000	328,040
Guoyuan Securities Co. Ltd. (A Shares)	70,200	67,376
Haier Smart Home Co. Ltd.	871,600	2,789,565
Haier Smart Home Co. Ltd. (A Shares)	141,229	519,844
Haitong Securities Co. Ltd.:
(A Shares)	114,700	159,149
(H Shares)	1,433,600	958,789
Hanergy Mobile Energy Holding (a)(c)	576,000	1
Hangzhou First Applied Material Co. Ltd. (A Shares)	26,180	271,637
Hangzhou Lion Electronics Co. Ltd. (A Shares)	16,000	135,078
Hangzhou Oxygen Plant Group Co. Ltd. (A Shares)	21,100	120,797
Hangzhou Robam Appliances Co. Ltd. (A Shares)	15,400	64,679
Hangzhou Silan Microelectronics Co. Ltd. (A Shares)	25,100	155,341
Hangzhou Tigermed Consulting Co. Ltd.:
(A Shares)	40,100	607,518
(H Shares) (b)	11,000	113,995
Heilongjiang Agriculture Co. Ltd. (A Shares)	32,100	66,862
Henan Shenhuo Coal & Power Co. Ltd. (A Shares)	51,300	109,559
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)	66,100	263,204
Hengli Petrochemical Co. Ltd. (A Shares)	114,800	344,101
Hengtong Optic-electric Co. Ltd. (A Shares)	84,400	196,153
Hengyi Petrochemical Co. Ltd. (A Shares)	57,630	80,032
Hesteel Co. Ltd. (A Shares)	268,100	111,120
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)	10,200	130,456
Hongfa Technology Co. Ltd. (A Shares)	17,920	109,257
Hoshine Silicon Industry Co. Ltd. (A Shares)	9,700	141,411
Huadian Power International Corp. Ltd. (H Shares)	336,000	116,424
Huadong Medicine Co. Ltd. (A Shares)	32,860	219,666
Huafon Chemical Co. Ltd. (A Shares)	94,500	106,665
Huagong Tech Co. Ltd. (A Shares)	34,600	113,480
Huaibei Mining Holdings Co. Ltd. (A Shares)	55,500	107,295
Hualan Biological Engineer, Inc. (A Shares)	30,450	90,504
Huaneng Power International, Inc.:
(A Shares)	178,500	186,153
(H Shares)	1,666,000	795,870
Huatai Securities Co. Ltd.:
(A Shares)	71,000	139,900
(H Shares) (b)	793,400	1,045,078
HUAXI Securities Co. Ltd.	51,000	56,319
Huaxia Bank Co. Ltd. (A Shares)	192,800	146,474
Huaxin Cement Co. Ltd. (A Shares)	21,900	58,338
Huayu Automotive Systems Co. Ltd. (A Shares)	70,731	230,129
Hubei Xingfa Chemicals Group Co. Ltd. (A Shares)	27,200	150,569
Huizhou Desay SV Automotive Co. Ltd.	9,800	284,437
Humanwell Healthcare Group Co. Ltd. (A Shares)	35,400	92,251
Hunan Valin Steel Co. Ltd. (A Shares)	127,200	85,891
Hundsun Technologies, Inc. (A Shares)	24,752	156,081
iFlytek Co. Ltd. (A Shares)	47,000	293,533
IMEIK Technology Development Co. Ltd. (A Shares)	4,100	356,943
Industrial & Commercial Bank of China Ltd.:
(A Shares)	1,311,300	852,036
(H Shares)	21,327,000	11,275,327
Industrial Bank Co. Ltd. (A Shares)	474,400	1,251,925
Industrial Securities Co. Ltd. (A Shares)	121,800	116,885
Ingenic Semiconductor Co. Ltd. (A Shares)	9,000	119,118
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	208,000	1,105,424
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares)	851,000	285,660
Inner Mongolia Dian Tou Energy Corp. Ltd.	46,800	92,668
Inner Mongolia Eerduosi Resourses Co. Ltd. (A Shares)	26,880	72,794
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. (A Shares)	131,800	88,983
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	733,500	1,156,562
Inner Mongolia Yuan Xing Energy Co. Ltd. (A Shares)	71,300	96,725
Inspur Electronic Information Industry Co. Ltd. (A Shares)	24,512	88,392
Intco Medical Technology Co. Ltd. (A Shares)	13,560	46,288
JA Solar Technology Co. Ltd. (A Shares)	56,740	654,653
Jafron Biomedical Co. Ltd. (A Shares)	13,740	90,303
Jason Furniture Hangzhou Co. Ltd. (A Shares)	20,020	137,264
JCET Group Co. Ltd. (A Shares)	34,900	130,803
Jiangsu Eastern Shenghong Co. Ltd.	78,300	229,415
Jiangsu Expressway Co. Ltd. (H Shares)	414,000	361,266
Jiangsu Hengli Hydraulic Co. Ltd.	25,472	197,010
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	136,448	714,977
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)	22,000	142,900
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)	31,700	777,348
Jiangsu Yangnong Chemical Co. Ltd. (A Shares)	6,000	102,391
Jiangsu Yoke Technology Co. Ltd. (A Shares)	11,400	85,947
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (A Shares)	17,200	68,767
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)	61,500	210,295
Jiangxi Copper Co. Ltd.:
(A Shares)	30,000	75,175
(H Shares)	483,000	591,298
Jiangxi Special Electric Motor Co. Ltd. (A Shares) (a)	38,500	140,089
Jiangxi Zhengbang Technology Co. Ltd. (A Shares) (a)	71,800	64,739
Jinke Properties Group Co. Ltd. (A Shares)	127,300	49,494
JiuGui Liquor Co. Ltd. (A Shares)	6,400	140,087
Jizhong Energy Resources Co. Ltd. (A Shares)	85,600	85,425
Joincare Pharmaceutical Group Industry Co. Ltd. (A Shares)	23,700	38,789
Joinn Laboratories China Co. Ltd. (A Shares)	7,420	121,931
Jointown Pharmaceutical Group (A Shares)	31,800	53,490
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. (A Shares)	14,000	72,120
Juewei Food Co. Ltd.	10,300	79,910
Keda Industrial Group Co. Ltd.	44,600	132,982
Kingfa Sci & Tech Co. Ltd. (A Shares)	56,600	84,742
Kuang-Chi Technologies Co. Ltd. (A Shares) (a)	40,700	108,709
Kunlun Tech Co. Ltd. (A Shares)	21,100	44,942
Kweichow Moutai Co. Ltd. (A Shares)	28,900	8,134,165
Lb Group Co. Ltd. (A Shares)	45,500	137,485
Lens Technology Co. Ltd. (A Shares)	94,400	152,830
Lepu Medical Technology Beijing Co. Ltd. (A Shares)	37,400	99,462
Liaoning Port Co. Ltd. (A Shares)	432,100	108,367
Lingyi iTech Guangdong Co. (A Shares) (a)	150,800	115,142
Livzon Pharmaceutical Group, Inc. (A Shares)	18,400	86,668
LONGi Green Energy Technology Co. Ltd.	183,568	1,680,160
Luoyang Xinqianglian Slewing Bearing Co. Ltd. (A Shares)	6,800	97,376
Luxi Chemical Group Co. Ltd.	42,500	88,868
Luxshare Precision Industry Co. Ltd. (A Shares)	150,947	760,548
Luzhou Laojiao Co. Ltd. (A Shares)	31,100	1,025,688
Maanshan Iron & Steel Co. Ltd. (A Shares)	130,400	60,649
Mango Excellent Media Co. Ltd. (A Shares)	37,800	176,202
Maxscend Microelectronics Co. Ltd. (A Shares)	9,952	142,277
Meinian Onehealth Healthcare Holdings Co. Ltd. (A Shares) (a)	57,564	43,265
Metallurgical Corp. China Ltd. (H Shares)	920,000	192,206
Mianyang Fulin Precision Co. Ltd. (A Shares)	6,700	20,594
Ming Yang Smart Energy Group Ltd. (A Shares)	44,800	199,287
Montage Technology Co. Ltd. (A Shares)	21,515	182,920
Muyuan Foodstuff Co. Ltd. (A Shares)	128,940	1,142,557
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.	38,793	107,595
Nanjing Securities Co. Ltd. (A Shares)	53,600	63,552
NARI Technology Co. Ltd. (A Shares)	142,488	617,638
National Silicon Industry Group Co. Ltd. (A Shares) (a)	41,363	124,191
NAURA Technology Group Co. Ltd.	13,600	513,296
NavInfo Co. Ltd. (A Shares)	47,300	98,118
New China Life Insurance Co. Ltd.	13,900	59,869
New China Life Insurance Co. Ltd. (H Shares)	370,900	884,501
New Hope Liuhe Co. Ltd. (A Shares) (a)	113,900	269,102
Ninestar Corp. (A Shares)	24,000	178,840
Ningbo Deye Technology Co. Ltd. (A Shares)	3,100	154,179
Ningbo Joyson Electronic Corp. (A shares) (a)	20,300	65,086
Ningbo Orient Wires & Cables Co. Ltd. (A Shares)	15,400	182,741
Ningbo Ronbay New Energy Technology Co. Ltd. (A Shares)	8,699	179,756
Ningbo Shanshan Co. Ltd. (A Shares)	41,600	175,243
Ningbo Tuopu Group Co. Ltd. (A Shares)	23,700	325,515
Ningxia Baofeng Energy Group Co. Ltd.	119,200	238,163
Nongfu Spring Co. Ltd. (H Shares) (b)	660,800	3,956,433
North Industries Group Red Arrow Co. Ltd. (A Shares)	33,500	163,169
Northeast Securities Co. Ltd. (A Shares)	57,700	59,457
Offshore Oil Enginering Co. Ltd. (A Shares)	63,300	39,684
OFILM Group Co. Ltd. (A Shares) (a)	63,100	56,693
Oppein Home Group, Inc. (A Shares)	10,760	192,207
Orient Securities Co. Ltd. (A Shares)	135,808	174,618
Ovctek China, Inc. (A Shares)	15,820	112,095
Pangang Group Vanadium Titanium & Resources Co. Ltd. (A Shares) (a)	241,500	265,550
People's Insurance Co. of China Group Ltd.:
(A Shares)	140,700	97,348
(H Shares)	3,317,000	993,000
Perfect World Co. Ltd. (A Shares)	42,950	94,929
PetroChina Co. Ltd.:
(A Shares)	525,000	406,531
(H Shares)	7,814,000	3,648,824
Pharmaron Beijing Co. Ltd.:
(A Shares)	23,400	268,930
(H Shares) (b)	75,500	615,068
PICC Property & Casualty Co. Ltd. (H Shares)	2,658,933	2,730,098
Ping An Bank Co. Ltd. (A Shares)	407,700	767,910
Ping An Insurance Group Co. of China Ltd.:
(A Shares)	284,992	1,782,047
(H Shares)	2,351,000	13,816,919
Pingdingshan Tianan Coal Mining Co. Ltd. A Shares	52,600	93,746
Poly Developments & Holdings (A Shares)	245,200	605,848
Postal Savings Bank of China Co. Ltd.	332,900	231,783
Postal Savings Bank of China Co. Ltd. (H Shares) (b)	3,153,000	2,084,621
Power Construction Corp. of China Ltd. (A Shares)	305,600	328,962
Proya Cosmetics Co. Ltd. (A Shares)	5,040	131,787
Qingdao Rural Commercial Bank Corp. (A Shares)	57,000	26,235
Raytron Technology Co. Ltd. (A Shares)	9,121	51,433
Riyue Heavy Industry Co. Ltd. (A Shares)	22,600	84,112
Rongsheng Petrochemical Co. Ltd. (A Shares)	274,650	582,996
SAIC Motor Corp. Ltd. (A Shares)	164,000	394,602
Sailun Group Co. Ltd. A Shares	66,900	117,928
Sangfor Technologies, Inc.	8,200	117,374
Sany Heavy Industry Co. Ltd. (A Shares)	242,000	611,807
Satellite Chemical Co. Ltd. (A Shares)	51,714	173,935
SDIC Power Holdings Co. Ltd. (A Shares)	139,000	213,077
Sealand Securities Co. Ltd. (A Shares)	114,180	58,835
Seazen Holdings Co. Ltd. (A Shares)	48,200	149,638
SF Holding Co. Ltd. (A Shares)	104,000	769,609
SG Micro Corp. (A Shares)	7,575	180,997
Shaanxi Coal Industry Co. Ltd. (A Shares)	248,500	704,160
Shan Xi Hua Yang Group New Energy Co. Ltd.	58,700	185,798
Shandong Buchang Pharmaceuticals Co. Ltd. (A Shares)	24,010	67,499
Shandong Gold Mining Co. Ltd.:
(A Shares)	89,232	242,105
(H Shares) (b)	309,500	538,576
Shandong Hualu Hengsheng Chemical Co. Ltd. (A Shares)	39,520	167,489
Shandong Linglong Tyre Co. Ltd. (A Shares)	27,500	117,307
Shandong Nanshan Aluminum Co. Ltd. (A Shares)	237,000	123,260
Shandong Sun Paper Industry JSC Ltd. (A Shares)	41,600	72,503
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	970,400	1,211,470
Shanghai Bairun Investment Holding Group Co. Ltd. (A Shares)	20,580	82,537
Shanghai Baosight Software Co. Ltd.	380,210	1,275,435
Shanghai Baosight Software Co. Ltd. (A Shares)	23,660	141,274
Shanghai Construction Group Co. Ltd. (A Shares)	168,300	73,141
Shanghai Electric Group Co. Ltd. (A Shares)	265,500	175,276
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.:
(A Shares)	47,500	309,131
(H Shares)	199,500	721,767
Shanghai Friendess Electronic Technology Corp. Ltd. (A Shares)	3,605	132,458
Shanghai International Airport Co. Ltd. (A Shares) (a)	14,800	113,308
Shanghai International Port Group Co. Ltd. (A Shares)	236,600	192,523
Shanghai Jinjiang International Hotels Co. Ltd. (A Shares)	21,400	196,370
Shanghai Junshi Biosciences Co. Ltd. (A Shares) (a)	15,718	143,290
Shanghai Lingang Holdings Corp. Ltd. (A Shares)	65,880	119,152
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	627,071	551,459
Shanghai M&G Stationery, Inc. (A Shares)	15,700	105,731
Shanghai Medicilon, Inc. (A Shares)	2,167	106,091
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)	106,100	270,474
(H Shares)	191,700	288,653
Shanghai Pudong Development Bank Co. Ltd. (A Shares)	841,200	906,231
Shanghai Putailai New Energy Technology Co. Ltd.	26,928	283,056
Shanghai RAAS Blood Products Co. Ltd. (A Shares)	200,600	171,784
Shanghai Yuyuan Tourist Mart Group Co. Ltd.	65,400	81,005
Shanghai Zhangjiang High Ltd. (A Shares)	27,200	46,944
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)	64,300	131,330
Shanxi Meijin Energy Co. Ltd. (A Shares)	77,000	130,067
Shanxi Securities Co. Ltd. (A Shares)	59,350	48,074
Shanxi Taigang Stainless Steel Co. Ltd. (A Shares)	116,400	85,606
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)	29,520	1,200,157
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)	88,270	153,435
Shenghe Resources Holding Co. Ltd. (A Shares)	36,000	110,972
Shengyi Technology Co. Ltd.	38,700	91,309
Shennan Circuits Co. Ltd. (A Shares)	8,600	110,692
Shenwan Hongyuan Group Co. Ltd. (A Shares)	354,900	217,718
Shenzhen Capchem Technology Co. Ltd. (A Shares)	10,800	71,219
Shenzhen Dynanonic Co. Ltd. (A Shares)	3,600	191,689
Shenzhen Energy Group Co. Ltd. (A Shares)	69,720	66,195
Shenzhen Inovance Technology Co. Ltd. (A Shares)	56,050	549,953
Shenzhen Kangtai Biological Products Co. Ltd.	20,160	99,852
Shenzhen Kedali Industry Co. Ltd.	5,800	124,942
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	29,200	1,255,608
Shenzhen New Industries Biomedical Engineering Co. Ltd.	22,100	132,072
Shenzhen Overseas Chinese Town Co. Ltd. (A Shares)	182,400	151,299
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares)	19,900	70,932
Shenzhen SC New Energy Technology Corp. (A Shares)	6,700	132,664
Shenzhen Senior Technology Material Co. Ltd. (A Shares)	29,517	125,191
Shenzhen Sunlord Electronics Co. Ltd. (A Shares)	21,300	77,943
Shenzhen Transsion Holdings Co. Ltd. (A Shares)	15,093	159,014
Shijiazhuang Yiling Pharmaceutical Co. Ltd. (A Shares)	35,860	117,923
Sichuan Chuantou Energy Co. Ltd. (A Shares)	88,136	163,092
Sichuan Hebang Biotechnology Co. Ltd. (A Shares)	154,900	89,234
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)	29,900	97,700
Sichuan New Energy Power Co. Ltd. (A Shares) (a)	31,500	109,730
Sichuan Road & Bridge (Group) Co. Ltd. (A Shares)	106,600	159,948
Sichuan Swellfun Co. Ltd. (A Shares)	9,200	97,490
Sichuan Yahua Industrial Group Co. Ltd. (A Shares)	32,100	139,127
Sieyuan Electric Co. Ltd. (A Shares)	22,600	148,632
Sinolink Securities Co. Ltd. (A Shares)	49,100	61,940
Sinoma Science & Technology Co. Ltd. (A Shares)	36,000	154,459
Sinomine Resource Group Co. Ltd. (A Shares)	9,940	132,509
Sinopec Shanghai Petrochemical Co. Ltd. (A Shares)	111,300	50,627
Sinopharm Group Co. Ltd. (H Shares)	529,600	1,214,385
Sinotrans Ltd.	81,000	45,267
SKSHU Paint Co. Ltd. (A Shares) (a)	7,560	118,939
Songcheng Performance Development Co. Ltd. (A Shares)	60,860	115,645
Soochow Securities Co. Ltd. (A Shares)	76,349	74,841
Southwest Securities Co. Ltd. (A Shares)	114,400	64,898
StarPower Semiconductor Ltd. (A Shares)	3,100	179,441
Sungrow Power Supply Co. Ltd. (A Shares)	35,500	653,547
Sunwoda Electronic Co. Ltd. (A Shares)	32,200	137,442
Suzhou Dongshan Precision Manufacturing Co. Ltd. (A Shares)	27,500	109,097
Suzhou Maxwell Technologies Co. Ltd. (A Shares)	3,360	236,072
Suzhou TA&A Ultra Clean Technology Co. Ltd. (A Shares)	13,000	150,619
Tangshan Jidong Cement Co. Ltd. A Shares	68,000	97,438
TBEA Co. Ltd. (A Shares)	71,500	265,290
TCL Technology Group Corp. (A Shares)	272,800	179,864
TCL Zhonghuan Renewable Energy Technology Co. Ltd. (A Shares)	69,200	522,667
Thunder Software Technology Co. Ltd. (A Shares)	8,900	188,201
Tianjin 712 Communication & Broadcasting Co. Ltd.	9,800	44,905
Tianma Microelectronics Co. Ltd. (A Shares)	41,400	59,781
Tianshan Aluminum Group Co. Ltd.	138,000	149,554
Tianshui Huatian Technology Co. Ltd. (A Shares)	44,700	58,825
Tibet Summit Industrial Co. Ltd. (A Shares) (a)	21,200	90,477
Titan Wind Energy Suzhou Co. Ltd. (A Shares)	49,900	131,979
Toly Bread Co. Ltd.	19,208	39,979
TongFu Microelectronics Co. Ltd. (A Shares) (a)	21,400	52,468
Tongkun Group Co. Ltd. (A Shares)	49,100	105,185
Tongling Nonferrous Metals Group Co. Ltd. (A Shares)	217,300	97,891
Tongwei Co. Ltd. (A Shares)	112,600	899,556
Topchoice Medical Corp. (a)	5,300	115,425
Transfar Zhilian Co. Ltd.	71,100	60,455
TravelSky Technology Ltd. (H Shares)	334,000	553,979
Trina Solar Co. Ltd. (A Shares)	46,082	569,099
Tsingtao Brewery Co. Ltd.:
(A Shares)	32,300	472,455
(H Shares)	218,000	2,128,651
Unigroup Guoxin Microelectronics Co. Ltd. (a)	16,600	519,787
Unisplendour Corp. Ltd. (A Shares)	46,620	128,565
Walvax Biotechnology Co. Ltd. (A Shares)	30,400	196,043
Wanhua Chemical Group Co. Ltd. (A Shares)	67,200	835,370
Weichai Power Co. Ltd.:
(A Shares)	88,600	157,482
(H Shares)	851,600	1,219,377
Weihai Guangwei Composites Co. Ltd. (A Shares)	8,200	85,363
Wens Foodstuffs Group Co. Ltd. (A Shares)	148,900	531,441
Western Mining Co. Ltd. (A Shares)	57,100	95,567
Western Securities Co. Ltd. (A Shares)	67,600	63,886
Western Superconducting Technologies Co. Ltd. (A Shares)	12,140	180,290
Westone Information Industry, Inc. (A Shares)	18,900	123,158
Will Semiconductor Ltd.	22,950	358,988
Wingtech Technology Co. Ltd. (A Shares)	23,900	243,732
Winning Health Technology Group Co. Ltd. (A Shares)	45,420	53,445
Wuchan Zhongda Group Co. Ltd.	106,200	75,681
Wuhan Guide Infrared Co. Ltd. (A Shares)	48,980	90,428
Wuliangye Yibin Co. Ltd. (A Shares)	86,700	2,296,766
WUS Printed Circuit Kunshan Co. Ltd. (A Shares)	33,330	59,960
WuXi AppTec Co. Ltd.	50,348	697,289
WuXi AppTec Co. Ltd. (H Shares) (b)	148,400	1,795,946
Wuxi Shangji Automation Co. Ltd. (A Shares)	7,700	186,908
XCMG Construction Machinery Co. Ltd. (A Shares)	142,700	118,510
Xiamen C&D, Inc. (A Shares)	65,100	108,458
Xiamen Faratronic Co. Ltd. (A Shares)	5,400	167,413
Xiamen Intretech, Inc.	8,330	24,864
Xiamen Tungsten Co. Ltd. (A Shares)	29,300	116,953
Xinjiang Goldwind Science & Technology Co. Ltd.:
(A Shares)	192,182	426,244
(H Shares)	256,052	456,659
Xinjiang Zhongtai Chemical Co. Ltd. (A Shares)	44,700	49,103
Yangzhou Yangjie Electronic Technology Co. Ltd. (A Shares)	11,600	107,814
Yankuang Energy Group Co. Ltd.:
(A Shares)	90,400	491,500
(H Shares)	486,000	1,516,835
Yantai Jereh Oilfield Services (A Shares)	19,800	105,515
Yealink Network Technology Corp. Ltd.	19,400	218,585
Yifeng Pharmacy Chain Co. Ltd.	12,714	97,651
Yihai Kerry Arawana Holdings Co. Ltd. (A Shares)	25,200	171,399
Yintai Gold Co. Ltd. (A Shares)	43,540	70,139
YongXing Special Materials Technology Co. Ltd. (A Shares)	9,000	191,368
Yonyou Network Technology Co. Ltd. (A Shares)	66,630	206,525
Youngor Group Co. Ltd. (A Shares)	97,993	94,792
Youngy Co. Ltd. (A Shares) (a)	6,500	126,289
YTO Express Group Co. Ltd. (A Shares)	62,400	178,957
Yuan Longping High-tech Agriculture Co. Ltd. (A Shares) (a)	34,000	75,261
Yunda Holding Co. Ltd. (A Shares)	53,320	143,181
Yunnan Aluminium Co. Ltd. (A Shares)	63,700	95,102
Yunnan Baiyao Group Co. Ltd. (A Shares)	38,080	311,698
Yunnan Botanee Bio-Technology Group Co., Ltd. (A Shares)	6,200	178,627
Yunnan Energy New Material Co. Ltd.	19,100	606,543
Yunnan Tin Co. Ltd. (A Shares)	30,600	68,342
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)	12,898	566,326
Zhaojin Mining Industry Co. Ltd. (H Shares)	411,000	392,680
Zhefu Holding Group Co. Ltd. (A Shares)	130,200	91,007
Zhejiang Century Huatong Group Co. Ltd. (A Shares) (a)	244,966	163,068
Zhejiang China Commodities City Group Co. Ltd. (A Shares)	139,000	109,199
Zhejiang Chint Electric Co. Ltd. (A Shares)	42,300	230,626
Zhejiang Dahua Technology Co. Ltd. (A Shares)	48,900	107,546
Zhejiang Dingli Machinery Co. Ltd. (A Shares)	8,900	56,508
Zhejiang Expressway Co. Ltd. (H Shares)	516,000	415,435
Zhejiang HangKe Technology, Inc. Co. (A Shares)	8,227	91,336
Zhejiang Huahai Pharmaceutical Co. Ltd. (A Shares)	24,860	75,325
Zhejiang Huayou Cobalt Co. Ltd. (A Shares)	41,310	516,883
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. (A Shares)	23,200	252,028
Zhejiang Jiuzhou Pharmaceutical Co. Ltd. (A Shares)	20,200	140,645
Zhejiang Juhua Co. Ltd. (A Shares)	57,500	147,706
Zhejiang NHU Co. Ltd. (A Shares)	53,280	162,947
Zhejiang Orient Gene Biotech Co. Ltd. (A Shares)	3,858	64,945
Zhejiang Semir Garment Co. Ltd. (A Shares)	22,600	17,887
Zhejiang Supor Cookware Co. Ltd.	8,500	59,193
Zhejiang Weiming Enviroment Protection Co. Ltd. (A Shares)	58,500	255,061
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)	27,000	78,801
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd.	11,500	77,956
Zhejiang Yongtai Technology Co. Ltd. (A Shares)	19,600	89,510
Zheshang Securities Co. Ltd.	64,300	102,192
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(b)	251,900	640,508
Zhongji Innolight Co. Ltd. (A Shares)	12,400	60,361
Zhongtai Securities Co. Ltd. (A Shares)	121,000	131,020
Zhuzhou CRRC Times Electric Co. Ltd.:
(A Shares)	16,847	138,337
(H Shares)	186,100	798,936
Zhuzhou Hongda Electronics Corp. Ltd. (A Shares)	11,700	90,831
Zhuzhou Kibing Group Co. Ltd. (A Shares)	55,400	94,229
Zibo Qixiang Tengda Chemical Co. Ltd. (A Shares)	51,700	57,720
Zijin Mining Group Co. Ltd. (H Shares)	2,716,000	3,179,663
Zoomlion Heavy Industry Science and Technology Co. Ltd.:
(A Shares)	472,600	430,976
(H Shares)	20,400	10,603
ZTE Corp.:
(A Shares)	30,600	110,995
(H Shares)	404,480	869,772
TOTAL CHINA		301,488,594
Colombia - 0.0%
Bancolombia SA	78,918	662,528
Ecopetrol SA	1,795,889	955,126
Interconexion Electrica SA ESP	153,801	739,048
TOTAL COLOMBIA		2,356,702
Cyprus - 0.0%
Ozon Holdings PLC ADR (a)(c)	15,142	47,323
TCS Group Holding PLC unit (a)(c)	40,237	76,433
TOTAL CYPRUS		123,756
Czech Republic - 0.0%
CEZ A/S	61,549	2,793,273
Komercni Banka A/S	30,521	770,504
MONETA Money Bank A/S (b)	124,826	415,673
TOTAL CZECH REPUBLIC		3,979,450
Denmark - 1.7%
A.P. Moller - Maersk A/S:
Series A	1,270	3,384,412
Series B	1,921	5,244,974
Carlsberg A/S Series B	37,655	4,870,371
Chr. Hansen Holding A/S	39,862	2,603,979
Coloplast A/S Series B	44,701	5,231,758
Danske Bank A/S	258,796	3,609,983
Demant A/S (a)	35,739	1,358,196
DSV A/S	72,267	12,177,062
Genmab A/S (a)	24,508	8,720,439
GN Store Nord A/S	48,650	1,686,546
Novo Nordisk A/S Series B	632,327	73,649,566
Novozymes A/S Series B	77,472	4,938,526
ORSTED A/S (b)	71,074	8,274,197
Pandora A/S	36,164	2,669,252
Rockwool International A/S Series B	3,444	849,699
Tryg A/S	134,385	3,058,146
Vestas Wind Systems A/S	379,971	9,987,061
TOTAL DENMARK		152,314,167
Egypt - 0.0%
Commercial International Bank SAE	622,544	1,247,062
Eastern Co. SAE	466,590	242,913
EFG-Hermes Holding SAE	241,231	146,116
Fawry for Banking & Payment Technology Services SAE (a)	240,691	39,818
TOTAL EGYPT		1,675,909
Finland - 0.7%
Elisa Corp. (A Shares)	53,923	2,978,253
Fortum Corp.	162,281	1,810,354
Kesko Oyj	104,653	2,579,890
Kone OYJ (B Shares)	128,122	5,855,362
Neste OYJ	158,958	8,136,148
Nokia Corp.	2,039,890	10,624,940
Nordea Bank ABP	1,240,150	12,192,575
Orion Oyj (B Shares)	39,254	1,869,972
Sampo Oyj (A Shares)	186,489	8,056,837
Stora Enso Oyj (R Shares)	204,437	3,146,709
UPM-Kymmene Corp.	200,740	6,337,588
Wartsila Corp.	174,069	1,520,751
TOTAL FINLAND		65,109,379
France - 6.5%
Accor SA (a)	67,255	1,745,194
Aeroports de Paris SA (a)	10,718	1,474,453
Air Liquide SA	187,946	25,839,269
Alstom SA	120,491	2,863,554
Alstom SA rights (a)	120,491	30,787
Amundi SA (b)	23,226	1,255,747
Arkema SA	21,834	2,059,715
AXA SA	726,752	16,746,208
bioMerieux SA	15,033	1,622,489
BNP Paribas SA	417,169	19,710,120
Bollore SA	342,546	1,722,488
Bouygues SA	86,432	2,612,819
Bureau Veritas SA	111,163	3,059,629
Capgemini SA	61,773	11,702,090
Carrefour SA	230,017	3,919,964
Compagnie de St. Gobain	187,497	8,742,956
Compagnie Generale des Etablissements Michelin SCA Series B	255,958	7,162,875
Covivio	18,423	1,160,822
Credit Agricole SA	468,265	4,314,519
Danone SA	245,345	13,528,124
Dassault Aviation SA	9,324	1,329,378
Dassault Systemes SA	250,730	10,754,240
Edenred SA	94,087	4,817,697
EDF SA (a)	5,248	63,614
EDF SA	209,841	2,543,590
Eiffage SA	30,801	2,879,176
Engie SA	686,133	8,489,079
EssilorLuxottica SA	107,908	16,813,310
Eurazeo SA	15,423	1,097,898
Gecina SA	17,373	1,775,607
Getlink SE	163,800	3,269,552
Hermes International SCA	11,886	16,205,547
Ipsen SA	13,635	1,376,842
Kering SA	28,102	16,088,155
Klepierre SA	80,821	1,788,357
L'Oreal SA (a)	4,395	1,661,562
L'Oreal SA	86,119	32,557,928
La Francaise des Jeux SAEM (b)	40,774	1,452,306
Legrand SA	99,935	8,181,549
LVMH Moet Hennessy Louis Vuitton SE	104,150	72,317,054
Orange SA	748,545	7,648,965
Pernod Ricard SA	78,779	15,418,829
Publicis Groupe SA	87,419	4,652,036
Remy Cointreau SA	8,315	1,636,781
Remy Cointreau SA rights 9/19/22 (a)(e)	8,315	8,498
Renault SA (a)	74,244	2,194,980
Safran SA	129,324	14,214,723
Sanofi SA	427,163	42,448,704
Sartorius Stedim Biotech	10,247	4,080,260
Schneider Electric SA	203,414	28,132,966
SEB SA	9,807	822,407
Societe Generale Series A	299,378	6,707,984
Sodexo SA (a)	2,224	180,116
Sodexo SA	30,594	2,477,724
Teleperformance	22,126	7,378,909
Thales SA	40,384	5,008,657
TotalEnergies SE	930,813	47,543,489
Ubisoft Entertainment SA (a)	33,985	1,446,892
Valeo SA	79,364	1,694,471
Veolia Environnement SA	251,098	6,280,177
VINCI SA	200,333	19,203,677
Vivendi SA	265,789	2,523,225
Wendel SA	9,550	875,036
Worldline SA (a)(b)	88,316	3,898,106
TOTAL FRANCE		563,213,875
Germany - 4.4%
adidas AG	65,091	11,260,196
Allianz SE	153,108	27,805,370
BASF AG	346,162	15,426,787
Bayer AG	369,772	21,568,895
Bayerische Motoren Werke AG (BMW)	120,507	9,847,039
Bechtle AG	30,086	1,384,030
Beiersdorf AG	37,602	3,877,698
Brenntag SE	58,617	4,117,559
Carl Zeiss Meditec AG	14,806	2,150,324
Commerzbank AG (a)	403,685	2,755,251
Continental AG	41,866	2,982,586
Covestro AG (b)	73,261	2,470,756
Daimler Truck Holding AG (a)	170,653	4,637,719
Delivery Hero AG (a)(b)	61,755	2,979,455
Deutsche Bank AG	779,540	6,792,910
Deutsche Borse AG	71,364	12,457,683
Deutsche Lufthansa AG (a)(d)	216,400	1,332,128
Deutsche Post AG	373,243	14,907,279
Deutsche Telekom AG	1,215,185	23,087,289
E.ON AG	842,493	7,573,261
Evonik Industries AG	77,269	1,641,054
Fresenius Medical Care AG & Co. KGaA	77,360	2,868,007
Fresenius SE & Co. KGaA	157,796	4,037,839
GEA Group AG	59,382	2,207,345
Hannover Reuck SE	22,447	3,172,873
HeidelbergCement AG	55,522	2,828,127
HelloFresh AG (a)	62,860	1,725,007
Henkel AG & Co. KGaA	40,495	2,553,406
Infineon Technologies AG	492,785	13,514,382
KION Group AG	26,565	1,211,700
Knorr-Bremse AG	26,460	1,576,371
LEG Immobilien AG	27,595	2,499,956
Mercedes-Benz Group AG (Germany)	301,838	17,800,600
Merck KGaA	48,670	9,269,728
MTU Aero Engines AG	19,737	3,794,391
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	52,630	11,931,551
Nemetschek Se	21,118	1,402,937
Puma AG	39,830	2,671,275
Rational AG	1,865	1,293,305
Rheinmetall AG	16,131	2,948,644
RWE AG	241,811	9,930,203
SAP SE	391,735	36,538,195
Scout24 AG (b)	28,743	1,635,112
Siemens AG	287,804	32,102,834
Siemens Energy AG	165,923	2,744,678
Siemens Healthineers AG (b)	106,057	5,434,749
Symrise AG	50,140	5,850,618
Telefonica Deutschland Holding AG	386,290	1,024,921
Uniper SE (d)	34,955	232,396
United Internet AG	36,452	956,356
Volkswagen AG	12,489	2,473,668
Vonovia SE	263,110	8,766,779
Zalando SE (a)(b)	85,275	2,400,758
TOTAL GERMANY		380,453,980
Greece - 0.1%
Alpha Bank SA (a)	885,509	782,855
Eurobank Ergasias Services and Holdings SA (a)	914,084	842,031
Ff Group (a)(c)	5,453	6,688
Hellenic Telecommunications Organization SA	77,023	1,324,093
Jumbo SA	43,416	672,256
Mytilineos SA	33,722	518,707
National Bank of Greece SA (a)	211,040	657,434
OPAP SA	74,537	1,031,485
Public Power Corp. of Greece (a)	68,974	406,403
TOTAL GREECE		6,241,952
Hong Kong - 1.8%
AIA Group Ltd.	4,545,295	45,664,991
Beijing Enterprises Holdings Ltd.	173,500	555,870
BOC Hong Kong (Holdings) Ltd.	1,394,649	5,036,790
BYD Electronic International Co. Ltd.	235,500	604,508
China Everbright International Ltd.	1,481,481	788,875
China Jinmao Holdings Group Ltd.	2,032,000	471,119
China Merchants Holdings International Co. Ltd.	530,392	855,395
China Overseas Land and Investment Ltd.	1,430,500	3,945,315
China Power International Development Ltd.	2,072,248	1,172,089
China Resources Beer Holdings Co. Ltd.	597,162	4,123,133
China Resources Power Holdings Co. Ltd.	740,523	1,392,390
China Taiping Insurance Group Ltd.	613,577	646,414
China Traditional Chinese Medicine Holdings Co. Ltd.	944,000	400,454
CITIC Pacific Ltd.	2,111,000	2,277,758
CLP Holdings Ltd.	618,108	5,241,291
CSPC Pharmaceutical Group Ltd.	3,470,640	3,800,194
Far East Horizon Ltd.	553,000	455,791
Fosun International Ltd.	843,500	665,138
Galaxy Entertainment Group Ltd.	814,136	4,843,393
Ganfeng Lithium Co. Ltd. (H Shares) (b)	50,940	460,413
Guangdong Investment Ltd.	1,104,000	1,075,886
Hang Lung Properties Ltd.	748,998	1,366,543
Hang Seng Bank Ltd.	287,250	4,628,992
Henderson Land Development Co. Ltd.	549,059	1,911,356
Hong Kong & China Gas Co. Ltd.	4,214,468	4,445,381
Hong Kong Exchanges and Clearing Ltd.	453,802	20,825,181
Hua Hong Semiconductor Ltd. (a)(b)	207,000	619,689
Jinmao Property Services Co. Ltd. (a)	316	163
Lenovo Group Ltd.	2,752,000	2,660,885
Link (REIT)	797,150	6,671,774
MMG Ltd. (a)	1,052,000	310,914
MTR Corp. Ltd.	569,898	3,012,875
New World Development Co. Ltd.	586,090	1,956,147
Power Assets Holdings Ltd.	517,854	3,387,534
Sino Land Ltd.	1,301,819	1,933,682
Sinotruk Hong Kong Ltd.	221,000	260,417
Sun Hung Kai Properties Ltd.	542,562	6,476,637
Swire Pacific Ltd. (A Shares)	190,004	1,080,737
Swire Properties Ltd.	440,355	1,047,890
Techtronic Industries Co. Ltd.	520,347	5,774,098
Wharf Holdings Ltd.	446,000	1,630,620
Yuexiu Property Co. Ltd.	470,400	587,258
TOTAL HONG KONG		155,065,980
Hungary - 0.0%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	158,611	1,164,903
OTP Bank PLC	81,350	1,669,454
Richter Gedeon PLC	53,973	1,101,488
TOTAL HUNGARY		3,935,845
India - 3.9%
ACC Ltd.	28,787	811,024
Adani Enterprises Ltd.	104,447	3,394,522
Adani Green Energy Ltd. (a)	116,009	3,193,886
Adani Ports & Special Economic Zone Ltd.	187,825	1,813,413
Adani Power Ltd. (a)	293,146	1,167,977
Adani Total Gas Ltd.	103,690	4,097,195
Adani Transmissions Ltd. (a)	103,762	4,084,871
Ambuja Cements Ltd.	223,416	1,058,533
Apollo Hospitals Enterprise Ltd.	37,049	1,975,122
Asian Paints Ltd.	142,760	6,024,052
AU Small Finance Bank Ltd. (b)	87,112	653,010
Aurobindo Pharma Ltd.	104,020	718,662
Avenue Supermarts Ltd. (a)(b)	60,738	3,263,149
Axis Bank Ltd.	854,861	7,845,403
Bajaj Auto Ltd.	25,331	1,252,804
Bajaj Finance Ltd.	102,569	9,377,060
Bajaj Finserv Ltd.	14,365	2,740,019
Balkrishna Industries Ltd.	27,750	811,980
Bandhan Bank Ltd. (b)	249,187	871,954
Berger Paints India Ltd.	95,136	752,269
Bharat Electronics Ltd.	456,560	1,586,409
Bharat Forge Ltd.	96,092	889,669
Bharat Petroleum Corp. Ltd.	311,919	1,301,846
Bharti Airtel Ltd.	817,245	7,000,149
Biocon Ltd.	158,081	613,680
Britannia Industries Ltd.	39,660	1,954,086
Cholamandalam Investment and Finance Co. Ltd.	150,960	1,339,598
Cipla Ltd./India	176,937	2,184,778
Coal India Ltd.	560,492	1,495,591
Colgate-Palmolive Ltd.	46,734	936,186
Container Corp. of India Ltd.	106,120	956,025
Dabur India Ltd.	247,755	1,828,082
Divi's Laboratories Ltd.	49,877	2,416,786
DLF Ltd.	247,340	1,209,001
Dr. Reddy's Laboratories Ltd.	44,784	2,314,690
Eicher Motors Ltd.	49,988	1,956,163
GAIL India Ltd.	595,317	1,102,402
Godrej Consumer Products Ltd. (a)	157,759	1,701,738
Godrej Properties Ltd. (a)	50,069	955,431
Grasim Industries Ltd.	97,406	1,939,699
Havells India Ltd.	94,399	1,492,010
HCL Technologies Ltd.	403,319	4,844,832
HDFC Standard Life Insurance Co. Ltd. (b)	361,467	2,537,805
Hero Motocorp Ltd.	40,744	1,453,034
Hindalco Industries Ltd.	519,770	2,732,576
Hindustan Petroleum Corp. Ltd.	235,235	716,516
Hindustan Unilever Ltd.	306,496	10,227,491
Housing Development Finance Corp. Ltd.	646,736	19,495,008
ICICI Bank Ltd.	1,933,376	20,085,827
ICICI Lombard General Insurance Co. Ltd. (b)	92,897	1,432,477
ICICI Prudential Life Insurance Co. Ltd. (b)	132,090	925,115
Indian Oil Corp. Ltd.	1,029,466	948,436
Indian Railway Catering & Tourism Corp. Ltd.	90,092	727,927
Indraprastha Gas Ltd.	111,553	488,367
Indus Towers Ltd.	265,714	747,668
Info Edge India Ltd.	25,899	1,421,435
Infosys Ltd.	1,137,116	22,280,695
Infosys Ltd. sponsored ADR	130,326	2,540,054
InterGlobe Aviation Ltd. (a)(b)	35,261	835,173
ITC Ltd.	1,117,405	4,280,301
Jindal Steel & Power Ltd.	140,579	690,782
JSW Steel Ltd.	272,959	2,171,728
Jubilant Foodworks Ltd.	146,183	1,019,347
Kotak Mahindra Bank Ltd.	206,771	4,743,312
Larsen & Toubro Infotech Ltd. (b)	19,286	1,156,300
Larsen & Toubro Ltd.	260,362	5,960,434
Lupin Ltd.	70,743	575,591
Mahindra & Mahindra Ltd.	324,106	4,776,779
Marico Ltd.	190,382	1,246,524
Maruti Suzuki India Ltd.	44,898	4,990,566
MindTree Consulting Ltd.	23,624	1,022,265
Mphasis BFL Ltd.	29,912	871,437
MRF Ltd.	696	736,899
Muthoot Finance Ltd.	49,254	664,030
Nestle India Ltd.	12,752	3,119,378
NTPC Ltd.	1,470,710	2,841,101
Oil & Natural Gas Corp. Ltd.	951,825	1,613,981
Page Industries Ltd.	2,347	1,449,824
Petronet LNG Ltd.	274,909	764,258
PI Industries Ltd.	28,564	1,115,696
Pidilite Industries Ltd.	55,353	1,715,238
Piramal Enterprises Ltd.	43,810	982,053
Power Grid Corp. of India Ltd.	1,185,998	3,208,124
Reliance Industries Ltd.	1,142,987	36,310,827
Samvardhana Motherson International Ltd.	431,960	696,410
SBI Cards & Payment Services Ltd.	93,744	1,113,767
SBI Life Insurance Co. Ltd. (b)	170,621	2,791,886
Shree Cement Ltd.	4,510	1,169,244
Shriram Transport Finance Co. Ltd.	67,044	1,172,221
Siemens Ltd.	25,960	883,840
SRF Ltd.	53,865	1,656,433
State Bank of India	669,495	4,481,261
Sun Pharmaceutical Industries Ltd.	365,773	4,357,719
Tata Consultancy Services Ltd.	347,241	14,508,245
Tata Consumer Products Ltd.	204,123	2,093,621
Tata Elxsi Ltd.	13,094	1,441,735
Tata Motors Ltd. (a)	643,164	3,665,548
Tata Power Co. Ltd./The	560,322	1,575,624
Tata Steel Ltd.	2,807,080	3,816,302
Tech Mahindra Ltd.	222,374	2,953,657
Titan Co. Ltd.	134,453	3,999,711
Torrent Pharmaceuticals Ltd.	44,262	855,034
Trent Ltd.	66,516	1,067,663
Ultratech Cement Ltd.	38,411	3,180,219
United Spirits Ltd. (a)	115,896	1,140,846
UPL Ltd.	179,966	1,686,450
Vedanta Ltd.	268,738	864,587
Wipro Ltd.	520,053	2,771,766
Yes Bank Ltd. (a)	4,369,512	825,575
Zomato Ltd. (a)	521,662	309,720
TOTAL INDIA		340,627,219
Indonesia - 0.5%
PT Adaro Energy Tbk	5,212,500	1,144,552
PT Adaro Minerals Indonesia Tbk	2,875,100	358,489
PT Aneka Tambang Tbk	3,041,400	401,773
PT Astra International Tbk	7,528,300	3,215,321
PT Bank Central Asia Tbk	20,971,700	10,428,392
PT Bank Jago Tbk (a)	1,464,300	1,046,400
PT Bank Mandiri (Persero) Tbk	6,972,100	3,902,692
PT Bank Negara Indonesia (Persero) Tbk	2,851,300	1,513,231
PT Bank Rakyat Indonesia (Persero) Tbk	25,337,954	7,479,582
PT Barito Pacific Tbk	11,387,100	691,719
PT Charoen Pokphand Indonesia Tbk	2,836,000	1,071,051
PT Gudang Garam Tbk	147,900	277,710
PT Indah Kiat Pulp & Paper Tbk	941,400	482,751
PT Indofood CBP Sukses Makmur Tbk	850,500	506,240
PT Indofood Sukses Makmur Tbk	1,667,800	764,937
PT Kalbe Farma Tbk	8,349,600	912,383
PT Merdeka Copper Gold Tbk (a)	4,322,895	1,186,412
PT Sarana Menara Nusantara Tbk	9,628,800	762,981
PT Semen Gresik (Persero) Tbk	1,074,900	473,649
PT Sumber Alfaria Trijaya Tbk	6,437,300	814,939
PT Surya Citra Media Tbk	20	0
PT Telkom Indonesia Persero Tbk	18,541,400	5,295,796
PT Tower Bersama Infrastructure Tbk	2,776,100	575,555
PT Unilever Indonesia Tbk	2,995,200	912,035
PT United Tractors Tbk	657,700	1,437,346
PT Vale Indonesia Tbk (a)	855,100	352,967
TOTAL INDONESIA		46,008,903
Ireland - 0.4%
CRH PLC	248,492	9,535,672
CRH PLC sponsored ADR	38,626	1,490,577
DCC PLC (United Kingdom)	38,114	2,483,215
Flutter Entertainment PLC (a)	20,370	2,041,086
Flutter Entertainment PLC (Ireland) (a)	42,773	4,272,816
James Hardie Industries PLC CDI	169,576	4,187,970
Kerry Group PLC Class A	59,776	6,307,962
Kingspan Group PLC (Ireland)	58,331	3,757,076
Smurfit Kappa Group PLC	93,331	3,365,322
TOTAL IRELAND		37,441,696
Isle of Man - 0.0%
Entain PLC (a)	219,323	3,227,350
Israel - 0.5%
Azrieli Group	16,331	1,289,991
Bank Hapoalim BM (Reg.)	478,284	4,384,428
Bank Leumi le-Israel BM	581,568	5,557,074
Check Point Software Technologies Ltd. (a)	38,854	4,841,208
CyberArk Software Ltd. (a)	14,953	1,945,834
Elbit Systems Ltd. (Israel)	9,836	2,242,879
Icl Group Ltd.	260,553	2,321,035
Israel Discount Bank Ltd. (Class A)	468,720	2,613,078
Kornit Digital Ltd. (a)	18,529	504,174
Mizrahi Tefahot Bank Ltd.	56,257	2,053,894
NICE Ltd. (a)	20,030	4,154,318
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	419,959	3,939,215
Tower Semiconductor Ltd. (a)	41,078	1,940,817
Wix.com Ltd. (a)	20,693	1,227,716
ZIM Integrated Shipping Services Ltd. (d)	31,259	1,557,323
TOTAL ISRAEL		40,572,984
Italy - 1.0%
Amplifon SpA	46,465	1,529,639
Assicurazioni Generali SpA	413,823	6,186,511
Atlantia SpA	184,519	4,256,423
DiaSorin SpA	9,359	1,297,064
Enel SpA	3,050,475	15,378,262
Eni SpA	944,462	11,352,992
FinecoBank SpA	223,733	2,764,576
Infrastrutture Wireless Italiane SpA (b)	120,950	1,265,838
Intesa Sanpaolo SpA	6,208,398	11,024,938
Mediobanca SpA	228,928	1,956,038
Moncler SpA	77,861	3,873,053
Nexi SpA (a)(b)	195,427	1,768,464
Poste Italiane SpA (b)	196,190	1,638,216
Prysmian SpA	96,422	3,050,064
Recordati SpA	39,692	1,753,720
Snam SpA	745,980	3,742,984
Telecom Italia SpA (a)	1,638,386	363,492
Telecom Italia SpA (Risparmio Shares) (a)	2,255,697	471,000
Terna - Rete Elettrica Nazionale	527,375	4,030,669
UniCredit SpA	796,019	7,872,381
TOTAL ITALY		85,576,324
Japan - 13.9%
Advantest Corp.	71,237	4,236,964
AEON Co. Ltd.	244,542	4,931,660
AGC, Inc.	72,873	2,656,458
Aisin Seiki Co. Ltd.	55,262	1,641,204
Ajinomoto Co., Inc.	173,661	4,570,060
Ana Holdings, Inc. (a)	58,856	1,098,764
Asahi Group Holdings	169,449	5,891,122
ASAHI INTECC Co. Ltd.	81,592	1,509,454
Asahi Kasei Corp.	468,030	3,754,728
Astellas Pharma, Inc.	702,030	10,994,768
Azbil Corp.	41,522	1,249,944
Bandai Namco Holdings, Inc.	75,198	5,874,652
Bridgestone Corp.	214,320	8,359,738
Brother Industries Ltd.	85,121	1,594,439
Canon, Inc.	377,183	8,923,331
Capcom Co. Ltd.	64,074	1,781,099
Central Japan Railway Co.	53,742	6,293,020
Chiba Bank Ltd.	201,432	1,117,314
Chubu Electric Power Co., Inc.	236,944	2,527,581
Chugai Pharmaceutical Co. Ltd.	253,760	7,128,831
Concordia Financial Group Ltd.	397,115	1,350,985
CyberAgent, Inc.	161,900	1,615,504
Dai Nippon Printing Co. Ltd.	80,838	1,783,880
Dai-ichi Mutual Life Insurance Co.	378,465	6,583,356
Daifuku Co. Ltd.	38,701	2,467,829
Daiichi Sankyo Kabushiki Kaisha	659,173	17,477,785
Daikin Industries Ltd.	93,546	16,405,942
Daito Trust Construction Co. Ltd.	23,565	2,234,023
Daiwa House Industry Co. Ltd.	224,459	5,545,950
Daiwa House REIT Investment Corp.	842	2,026,522
Daiwa Securities Group, Inc.	501,744	2,316,164
DENSO Corp.	163,225	8,927,603
Dentsu Group, Inc.	82,914	2,896,317
Disco Corp.	10,829	2,645,846
East Japan Railway Co.	112,895	5,893,905
Eisai Co. Ltd.	97,448	4,462,618
ENEOS Holdings, Inc.	1,136,505	4,396,462
FANUC Corp.	72,290	12,467,177
Fast Retailing Co. Ltd.	21,958	13,297,563
Fuji Electric Co. Ltd.	48,425	2,187,159
FUJIFILM Holdings Corp.	136,753	7,811,609
Fujitsu Ltd.	73,994	9,919,810
GLP J-REIT	1,631	2,145,017
GMO Payment Gateway, Inc.	15,541	1,291,503
Hakuhodo DY Holdings, Inc.	93,724	964,013
Hamamatsu Photonics K.K.	50,942	2,314,850
Hankyu Hanshin Holdings, Inc.	85,421	2,477,786
Hikari Tsushin, Inc.	8,122	894,949
Hirose Electric Co. Ltd.	11,315	1,625,575
Hitachi Construction Machinery Co. Ltd.	37,409	825,313
Hitachi Ltd.	363,956	18,426,384
Hitachi Metals Ltd. (a)	81,504	1,253,276
Honda Motor Co. Ltd.	613,309	15,717,393
Hoshizaki Corp.	41,500	1,238,029
Hoya Corp.	139,170	13,943,671
Hulic Co. Ltd.	139,694	1,120,359
Ibiden Co. Ltd.	43,305	1,277,998
Idemitsu Kosan Co. Ltd.	77,585	2,017,583
Iida Group Holdings Co. Ltd.	52,840	865,119
INPEX Corp.	385,606	4,419,732
Isuzu Motors Ltd.	222,345	2,438,815
ITO EN Ltd.	20,353	959,060
Itochu Corp.	445,822	12,977,730
ITOCHU Techno-Solutions Corp.	35,298	945,976
Japan Airlines Co. Ltd. (a)	57,840	1,001,975
Japan Exchange Group, Inc.	188,808	3,002,188
Japan Post Bank Co. Ltd.	150,290	1,202,269
Japan Post Holdings Co. Ltd.	910,930	6,558,548
Japan Post Insurance Co. Ltd.	75,916	1,227,399
Japan Real Estate Investment Corp.	472	2,279,271
Japan Retail Fund Investment Corp.	2,682	2,185,539
Japan Tobacco, Inc.	450,381	8,086,869
JFE Holdings, Inc.	181,542	2,046,859
JSR Corp.	65,701	1,819,784
Kajima Corp.	157,544	1,798,475
Kakaku.com, Inc.	49,733	974,103
Kansai Electric Power Co., Inc.	265,594	2,692,787
Kao Corp.	176,805	7,690,032
KDDI Corp.	606,087	19,432,570
Keio Corp.	37,502	1,435,956
Keisei Electric Railway Co.	50,230	1,377,148
Keyence Corp.	73,120	28,980,540
Kikkoman Corp.	54,973	3,259,610
Kintetsu Group Holdings Co. Ltd.	64,570	2,133,843
Kirin Holdings Co. Ltd.	306,808	5,046,485
Kobayashi Pharmaceutical Co. Ltd.	20,748	1,382,231
Kobe Bussan Co. Ltd.	55,921	1,594,038
Koei Tecmo Holdings Co. Ltd.	21,338	744,917
Koito Manufacturing Co. Ltd.	37,702	1,239,329
Komatsu Ltd.	348,763	8,062,840
Konami Group Corp.	34,292	2,026,845
Kose Corp.	12,334	1,100,957
Kubota Corp.	385,525	6,401,007
Kurita Water Industries Ltd.	37,998	1,541,182
Kyocera Corp.	121,317	6,743,878
Kyowa Hakko Kirin Co., Ltd.	102,963	2,427,376
Lasertec Corp.	28,874	4,133,893
LIXIL Group Corp.	113,261	2,343,964
M3, Inc.	168,234	5,861,260
Makita Corp.	85,820	2,097,309
Marubeni Corp.	589,929	5,487,680
Mazda Motor Corp.	207,872	1,752,273
McDonald's Holdings Co. (Japan) Ltd.	32,868	1,233,716
Meiji Holdings Co. Ltd.	43,513	2,271,815
Minebea Mitsumi, Inc.	140,060	2,519,417
Misumi Group, Inc.	108,975	2,711,114
Mitsubishi Chemical Holdings Corp.	490,462	2,758,126
Mitsubishi Corp.	474,414	14,099,242
Mitsubishi Electric Corp.	728,396	7,687,656
Mitsubishi Estate Co. Ltd.	445,067	6,609,964
Mitsubishi Heavy Industries Ltd.	119,201	4,426,227
Mitsubishi UFJ Financial Group, Inc.	4,479,757	25,241,156
Mitsubishi UFJ Lease & Finance Co. Ltd.	244,499	1,184,818
Mitsui & Co. Ltd.	524,704	11,576,166
Mitsui Chemicals, Inc.	68,243	1,437,487
Mitsui Fudosan Co. Ltd.	342,806	7,661,520
Mitsui OSK Lines Ltd.	131,400	3,603,107
Mizuho Financial Group, Inc.	899,614	10,729,134
MonotaRO Co. Ltd.	93,950	1,677,510
MS&AD Insurance Group Holdings, Inc.	167,437	5,430,210
Murata Manufacturing Co. Ltd.	216,666	12,655,615
NEC Corp.	91,056	3,361,283
Nexon Co. Ltd.	186,179	4,226,656
NGK Insulators Ltd.	87,460	1,279,210
Nidec Corp.	168,641	11,719,548
Nihon M&A Center Holdings, Inc.	109,994	1,471,945
Nintendo Co. Ltd.	41,411	18,517,898
Nippon Building Fund, Inc.	570	3,023,707
Nippon Express Holdings, Inc.	27,973	1,671,539
Nippon Paint Holdings Co. Ltd.	315,410	2,411,049
Nippon Prologis REIT, Inc.	816	2,122,013
Nippon Sanso Holdings Corp.	66,047	1,113,729
Nippon Shinyaku Co. Ltd.	18,245	1,129,213
Nippon Steel & Sumitomo Metal Corp.	300,424	4,470,380
Nippon Telegraph & Telephone Corp.	447,661	12,787,582
Nippon Yusen KK	60,451	4,748,505
Nissan Chemical Corp.	49,722	2,542,442
Nissan Motor Co. Ltd.	860,971	3,274,156
Nisshin Seifun Group, Inc.	77,284	951,323
Nissin Food Holdings Co. Ltd.	23,863	1,728,304
Nitori Holdings Co. Ltd.	30,480	3,224,741
Nitto Denko Corp.	53,555	3,448,690
Nomura Holdings, Inc.	1,098,306	4,190,600
Nomura Real Estate Holdings, Inc.	43,314	1,050,771
Nomura Real Estate Master Fund, Inc.	1,616	2,024,509
Nomura Research Institute Ltd.	127,024	3,816,348
NTT Data Corp.	238,515	3,609,927
Obayashi Corp.	238,043	1,750,674
OBIC Co. Ltd.	25,969	4,151,655
Odakyu Electric Railway Co. Ltd.	107,390	1,540,232
Oji Holdings Corp.	291,256	1,214,292
Olympus Corp.	464,048	9,931,636
OMRON Corp.	69,084	3,863,732
Ono Pharmaceutical Co. Ltd.	141,165	3,969,407
Open House Group Co. Ltd.	29,300	1,278,220
Oracle Corp. Japan	14,038	875,526
Oriental Land Co. Ltd.	75,297	11,432,256
ORIX Corp.	451,396	8,044,702
Osaka Gas Co. Ltd.	142,075	2,554,239
Otsuka Corp.	44,004	1,372,295
Otsuka Holdings Co. Ltd.	146,585	5,236,451
Pan Pacific International Holdings Ltd.	141,408	2,201,790
Panasonic Holdings Corp.	830,680	6,858,211
Persol Holdings Co. Ltd.	65,077	1,347,210
Rakuten Group, Inc.	339,050	1,680,854
Recruit Holdings Co. Ltd.	542,236	20,265,017
Renesas Electronics Corp. (a)	434,367	4,137,279
Resona Holdings, Inc.	804,743	3,127,432
Ricoh Co. Ltd.	209,162	1,682,304
ROHM Co. Ltd.	33,787	2,507,355
SBI Holdings, Inc. Japan	89,564	1,817,025
SCSK Corp.	57,156	1,006,532
Secom Co. Ltd.	78,806	5,263,461
Seiko Epson Corp.	101,462	1,524,231
Sekisui Chemical Co. Ltd.	143,252	2,015,479
Sekisui House Ltd.	230,608	4,084,390
Seven & i Holdings Co. Ltd.	283,240	11,544,922
SG Holdings Co. Ltd.	105,616	2,015,632
Sharp Corp.	95,413	767,980
Shimadzu Corp.	90,621	3,224,200
SHIMANO, Inc.	27,274	4,556,020
SHIMIZU Corp.	212,243	1,203,131
Shin-Etsu Chemical Co. Ltd.	141,149	18,080,380
Shionogi & Co. Ltd.	100,160	5,137,354
Shiseido Co. Ltd.	149,294	6,140,948
Shizuoka Bank Ltd.	171,412	1,037,285
SMC Corp.	21,557	10,624,079
SoftBank Corp.	1,075,229	12,432,073
SoftBank Group Corp.	454,042	19,072,851
Sompo Holdings, Inc.	117,979	5,265,548
Sony Group Corp.	473,742	40,186,564
Square Enix Holdings Co. Ltd.	31,192	1,447,302
Subaru Corp.	228,605	3,977,934
Sumco Corp.	134,964	1,888,515
Sumitomo Chemical Co. Ltd.	558,385	2,194,415
Sumitomo Corp.	423,361	5,952,438
Sumitomo Electric Industries Ltd.	266,132	2,967,051
Sumitomo Metal Mining Co. Ltd.	94,928	2,984,898
Sumitomo Mitsui Financial Group, Inc.	488,785	15,334,213
Sumitomo Mitsui Trust Holdings, Inc.	125,127	4,110,329
Sumitomo Realty & Development Co. Ltd.	117,508	3,244,757
Suntory Beverage & Food Ltd.	52,537	2,072,977
Suzuki Motor Corp.	139,664	4,578,096
Sysmex Corp.	62,165	4,352,286
T&D Holdings, Inc.	194,927	2,206,192
Taisei Corp.	72,387	2,309,639
Takeda Pharmaceutical Co. Ltd.	565,846	16,602,040
TDK Corp.	144,084	4,537,875
Terumo Corp.	243,235	8,304,918
TIS, Inc.	86,020	2,439,022
Tobu Railway Co. Ltd.	70,886	1,683,180
Toho Co. Ltd.	43,313	1,719,992
Tokio Marine Holdings, Inc.	235,821	13,804,946
Tokyo Electric Power Co., Inc. (a)	571,766	2,250,109
Tokyo Electron Ltd.	56,248	19,360,199
Tokyo Gas Co. Ltd.	150,462	2,955,212
Tokyu Corp.	199,981	2,452,085
Toppan, Inc.	98,358	1,673,607
Toray Industries, Inc.	530,053	2,903,281
Toshiba Corp.	147,179	5,970,689
Tosoh Corp.	95,651	1,246,830
Toto Ltd.	51,739	1,762,327
Toyota Industries Corp.	54,142	3,296,678
Toyota Motor Corp.	3,981,965	64,631,426
Toyota Tsusho Corp.	80,711	2,754,622
Trend Micro, Inc.	50,830	2,953,945
Unicharm Corp.	151,797	5,498,428
USS Co. Ltd.	80,417	1,577,985
Welcia Holdings Co. Ltd.	38,392	857,482
West Japan Railway Co.	83,159	3,054,491
Yakult Honsha Co. Ltd.	48,027	2,924,820
Yamaha Corp.	52,932	2,257,764
Yamaha Motor Co. Ltd.	115,378	2,228,773
Yamato Holdings Co. Ltd.	105,802	1,851,429
Yaskawa Electric Corp.	92,235	3,230,431
Yokogawa Electric Corp.	83,423	1,479,364
Z Holdings Corp.	979,496	3,461,772
ZOZO, Inc.	48,207	1,041,352
TOTAL JAPAN		1,210,003,538
Korea (South) - 3.1%
Alteogen, Inc. (a)	9,958	500,260
AMOREPACIFIC Corp.	10,592	1,050,165
AMOREPACIFIC Group, Inc.	14,018	397,409
BGF Retail Co. Ltd.	3,024	419,705
Celltrion Healthcare Co. Ltd.	31,941	1,776,990
Celltrion Pharm, Inc.	5,919	385,078
Celltrion, Inc.	36,582	5,335,765
Cheil Worldwide, Inc.	26,874	470,138
CJ CheilJedang Corp.	3,143	943,799
CJ Corp.	6,079	372,148
CJ ENM Co. Ltd.	4,195	327,823
CJ Logistics Corp. (a)	3,520	314,728
Coway Co. Ltd.	20,431	1,004,117
Db Insurance Co. Ltd.	17,406	807,047
Doosan Bobcat, Inc.	16,751	400,848
Doosan Heavy Industries & Construction Co. Ltd. (a)	147,139	2,126,697
E-Mart, Inc.	8,480	736,265
Ecopro BM Co. Ltd.	17,872	1,646,486
F&F Co. Ltd.	6,047	695,378
Green Cross Corp.	2,118	281,342
GS Engineering & Construction Corp.	24,126	552,565
GS Holdings Corp.	17,232	550,295
Hana Financial Group, Inc.	114,636	3,272,772
Hankook Tire Co. Ltd.	27,504	734,503
Hanmi Pharm Co. Ltd.	2,390	567,470
Hanon Systems	70,711	578,235
Hanwha Solutions Corp. (a)	42,331	1,424,815
HD Hyundai Co. Ltd.	17,601	768,906
HLB, Inc. (a)	36,773	1,187,864
HMM Co. Ltd.	98,072	1,875,971
Hotel Shilla Co.	11,883	655,723
HYBE Co. Ltd. (a)	5,807	785,593
Hyundai Engineering & Construction Co. Ltd.	28,443	921,404
Hyundai Glovis Co. Ltd.	6,696	936,283
Hyundai Heavy Industries Co. Ltd. (a)	6,122	590,240
Hyundai Mobis	22,850	4,006,713
Hyundai Motor Co.	50,915	7,670,209
Hyundai Steel Co.	34,313	899,195
Iljin Materials Co. Ltd.	8,901	504,016
Industrial Bank of Korea	89,743	647,068
Kakao Corp.	118,352	6,808,814
Kakao Games Corp. (a)	12,367	482,972
KakaoBank Corp. (a)	45,015	1,069,636
Kangwon Land, Inc. (a)	38,240	761,510
KB Financial Group, Inc.	149,704	5,546,944
Kia Corp.	99,872	6,229,327
Korea Aerospace Industries Ltd.	26,295	1,152,110
Korea Electric Power Corp. (a)	98,709	1,693,695
Korea Investment Holdings Co. Ltd.	14,326	694,474
Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	16,030	1,043,603
Korea Zinc Co. Ltd.	3,102	1,136,135
Korean Air Lines Co. Ltd. (a)	69,723	1,357,233
KRAFTON, Inc. (a)	9,130	1,641,494
KT&G Corp.	41,939	2,633,484
Kumho Petro Chemical Co. Ltd.	6,311	628,073
L&F Co. Ltd. (a)	8,131	1,433,440
LG Chemical Ltd.	18,615	8,637,578
LG Corp.	34,606	2,151,876
LG Display Co. Ltd.	88,376	1,040,899
LG Electronics, Inc.	41,220	2,995,432
LG Energy Solution (a)	7,825	2,542,051
LG Household & Health Care Ltd.	3,290	1,969,987
LG Innotek Co. Ltd.	5,321	1,486,317
LG Uplus Corp.	81,235	779,859
Lotte Chemical Corp.	6,536	885,943
Lotte Shopping Co. Ltd.	4,757	348,657
Meritz Financial Holdings Co.	11,627	233,979
Meritz Fire & Marine Insurance Co. Ltd.	13,389	354,589
Meritz Securities Co. Ltd.	101,045	375,726
Mirae Asset Securities Co. Ltd.	103,492	523,964
NAVER Corp.	49,653	9,895,480
NCSOFT Corp.	6,078	1,739,609
Netmarble Corp. (b)	8,256	457,435
NH Investment & Securities Co. Ltd.	53,348	407,442
Orion Corp./Republic of Korea	8,993	693,600
Pan Ocean Co., Ltd. (Korea)	99,581	431,847
Pearl Abyss Corp. (a)	10,135	415,979
POSCO	29,113	5,416,737
POSCO Chemtech Co. Ltd.	10,025	1,013,644
S-Oil Corp.	16,496	1,171,359
S1 Corp.	5,842	285,628
Samsung Biologics Co. Ltd. (a)(b)	6,641	4,406,799
Samsung C&T Corp.	31,322	2,896,857
Samsung Electro-Mechanics Co. Ltd.	21,349	2,342,141
Samsung Electronics Co. Ltd.	1,768,230	83,386,215
Samsung Engineering Co. Ltd. (a)	58,313	879,349
Samsung Fire & Marine Insurance Co. Ltd.	11,285	1,708,023
Samsung Heavy Industries Co. Ltd. (a)	244,248	1,054,904
Samsung Life Insurance Co. Ltd.	29,211	1,360,412
Samsung SDI Co. Ltd.	20,802	9,109,291
Samsung SDS Co. Ltd.	12,758	1,333,147
Samsung Securities Co. Ltd.	21,480	577,212
SD Biosensor, Inc.	14,420	446,935
Seegene, Inc.	15,509	473,904
Shinhan Financial Group Co. Ltd.	176,445	4,840,971
SK Biopharmaceuticals Co. Ltd. (a)	10,867	650,888
SK Bioscience Co. Ltd. (a)	8,196	768,547
SK Chemicals Co. Ltd.	4,063	328,157
SK Hynix, Inc.	205,749	15,495,764
SK IE Technology Co. Ltd. (a)(b)	9,007	568,050
SK Innovation Co., Ltd.	21,133	3,050,151
SK Square Co. Ltd. (a)	37,801	1,240,050
SK Telecom Co. Ltd.	9,441	388,223
SK, Inc.	13,575	2,293,996
SKC Co. Ltd.	8,129	851,228
Woori Financial Group, Inc.	196,996	1,801,005
Yuhan Corp.	19,311	856,507
TOTAL KOREA (SOUTH)		272,799,315
Kuwait - 0.2%
Agility Public Warehousing Co. KSC	544,932	1,580,312
Boubyan Bank KSC	499,285	1,348,583
Gulf Bank	557,865	653,314
Kuwait Finance House KSCP	1,928,580	5,555,166
Mabanee Co. SAKC	224,894	597,174
Mobile Telecommunication Co.	804,110	1,586,973
National Bank of Kuwait	2,689,470	9,352,390
TOTAL KUWAIT		20,673,912
Luxembourg - 0.2%
Allegro.eu SA (a)(b)	125,858	679,576
ArcelorMittal SA (Netherlands)	231,054	5,647,497
Aroundtown SA	413,377	1,320,287
Eurofins Scientific SA	49,711	3,862,358
NEPI Rockcastle PLC	171,481	945,312
Reinet Investments SCA	48,268	839,230
Tenaris SA	178,082	2,492,088
TOTAL LUXEMBOURG		15,786,348
Malaysia - 0.4%
AMMB Holdings Bhd	713,400	625,946
Axiata Group Bhd	977,834	630,587
CIMB Group Holdings Bhd	2,455,996	2,877,359
Dialog Group Bhd	1,386,122	689,133
DiGi.com Bhd	1,107,300	904,260
Genting Bhd	818,700	871,492
Genting Malaysia Bhd	1,246,800	819,736
Hap Seng Consolidated Bhd	212,900	361,644
Hartalega Holdings Bhd	616,600	381,515
Hong Leong Bank Bhd	228,200	1,076,760
Hong Leong Credit Bhd	83,300	365,025
IHH Healthcare Bhd	745,500	1,071,936
Inari Amertron Bhd	1,088,400	703,226
IOI Corp. Bhd	931,600	843,659
IOI Properties Group Bhd	30	7
Kuala Lumpur Kepong Bhd	163,441	805,017
Malayan Banking Bhd	1,796,844	3,578,803
Malaysia Airports Holdings Bhd (a)	284,502	399,708
Maxis Bhd	880,900	727,084
MISC Bhd	521,900	846,380
MR DIY Group M Sdn Bhd (b)	732,150	365,796
Nestle (Malaysia) Bhd	27,200	823,635
Petronas Chemicals Group Bhd	902,500	1,802,876
Petronas Dagangan Bhd	109,300	550,598
Petronas Gas Bhd	278,800	1,074,503
PPB Group Bhd	225,780	830,036
Press Metal Bhd	1,353,000	1,480,691
Public Bank Bhd	5,539,700	5,779,601
QL Resources Bhd	393,350	470,774
RHB Bank Bhd	609,256	805,762
Sime Darby Bhd	892,285	470,122
Sime Darby Plantation Bhd	710,640	696,373
Sime Darby Property Bhd	10	1
SP Setia Bhd	13	2
Telekom Malaysia Bhd	448,126	572,751
Tenaga Nasional Bhd	950,500	1,764,325
Top Glove Corp. Bhd	1,731,300	375,785
TOTAL MALAYSIA		36,442,908
Mexico - 0.6%
Alfa SA de CV Series A	1,113,700	765,394
America Movil S.A.B. de CV Series L	10,678,800	10,162,553
Arca Continental S.A.B. de CV	162,000	1,122,171
CEMEX S.A.B. de CV unit (a)	5,577,094	2,251,575
Coca-Cola FEMSA S.A.B. de CV unit	194,615	1,178,258
Fibra Uno Administracion SA de CV	1,161,900	1,186,095
Fomento Economico Mexicano S.A.B. de CV unit	732,200	4,562,624
Gruma S.A.B. de CV Series B	76,280	948,528
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	139,200	1,887,365
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	79,425	1,496,122
Grupo Bimbo S.A.B. de CV Series A	518,000	1,830,552
Grupo Carso SA de CV Series A1	157,600	614,691
Grupo Financiero Banorte S.A.B. de CV Series O	982,500	5,590,257
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	842,900	1,552,205
Grupo Mexico SA de CV Series B	1,160,524	4,588,469
Grupo Televisa SA de CV	866,700	1,366,449
Industrias Penoles SA de CV	52,410	527,249
Kimberly-Clark de Mexico SA de CV Series A	553,200	814,651
Operadora de Sites Mexicanos, SA de CV	510,400	597,392
Orbia Advance Corp. S.A.B. de CV	367,637	810,819
Promotora y Operadora de Infraestructura S.A.B. de CV	81,915	590,850
Wal-Mart de Mexico SA de CV Series V	1,953,500	7,075,933
TOTAL MEXICO		51,520,202
Multi-National - 0.1%
HK Electric Investments & HK Electric Investments Ltd. unit	974,000	880,954
HKT Trust/HKT Ltd. unit	1,414,557	1,982,207
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit (a)	44,963	2,536,225
TOTAL MULTI-NATIONAL		5,399,386
Netherlands - 3.5%
ABN AMRO Group NV GDR (b)	157,190	1,603,347
Adyen BV (a)(b)	8,154	14,667,200
AEGON NV	679,440	2,984,241
AerCap Holdings NV (a)	49,799	2,233,983
Airbus Group NV	222,177	23,955,506
Akzo Nobel NV	69,104	4,650,737
Argenx SE (a)	18,301	6,685,383
ASM International NV (Netherlands)	17,422	5,308,015
ASML Holding NV (Netherlands)	152,690	87,759,858
CNH Industrial NV	386,333	4,925,774
Davide Campari Milano NV	198,491	2,195,029
Euronext NV (b)	32,458	2,636,646
EXOR NV	39,839	2,783,445
Ferrari NV (Italy)	47,442	9,998,245
Heineken Holding NV	37,163	2,924,648
Heineken NV (Bearer)	97,086	9,535,690
IMCD NV	21,659	3,448,879
ING Groep NV (Certificaten Van Aandelen)	1,466,514	14,245,475
JDE Peet's BV	37,597	1,088,993
Just Eat Takeaway.com NV (a)(b)	70,536	1,292,874
Koninklijke Ahold Delhaize NV	392,156	10,799,479
Koninklijke DSM NV	65,878	10,496,842
Koninklijke KPN NV	1,238,491	4,077,141
Koninklijke Philips Electronics NV	333,488	6,901,953
NN Group NV	107,530	5,020,279
OCI NV	39,069	1,355,240
Prosus NV	311,687	20,332,904
QIAGEN NV (Germany) (a)	86,013	4,295,262
Randstad NV	45,475	2,289,028
Stellantis NV (Italy)	825,579	11,747,147
STMicroelectronics NV (France)	257,804	9,756,219
Universal Music Group NV	273,617	6,193,737
Wolters Kluwer NV	98,431	10,663,749
X5 Retail Group NV GDR (c)	41,220	14,507
Yandex NV Class A (a)(c)	102,848	572,816
TOTAL NETHERLANDS		309,440,271
New Zealand - 0.1%
Auckland International Airport Ltd. (a)	459,453	2,157,452
Fisher & Paykel Healthcare Corp.	217,549	2,909,204
Mercury Nz Ltd.	270,552	1,034,839
Meridian Energy Ltd.	487,006	1,528,345
Spark New Zealand Ltd.	686,735	2,208,250
Xero Ltd. (a)	49,966	3,291,695
TOTAL NEW ZEALAND		13,129,785
Norway - 0.5%
Adevinta ASA Class B (a)	104,521	786,197
Aker BP ASA	119,528	4,129,331
DNB Bank ASA	349,512	6,894,393
Equinor ASA	367,027	14,131,976
Gjensidige Forsikring ASA	72,439	1,509,474
Kongsberg Gruppen ASA	33,651	1,236,004
Mowi ASA	157,038	3,610,293
Norsk Hydro ASA	516,480	3,499,273
Orkla ASA	277,161	2,392,531
Salmar ASA	21,464	1,531,223
Telenor ASA	266,739	3,239,319
Yara International ASA	61,379	2,610,089
TOTAL NORWAY		45,570,103
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	76,020	413,549
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	669,850	690,294
AC Energy Corp.	2,809,620	425,475
Altus Property Ventures, Inc. (a)	7	2
Ayala Corp.	94,740	1,062,565
Ayala Land, Inc.	2,751,400	1,257,469
Bank of the Philippine Islands (BPI)	684,386	1,150,374
BDO Unibank, Inc.	731,984	1,582,320
Converge ICT Solutions, Inc. (a)	803,600	276,494
DMCI Holdings, Inc.	4	1
Globe Telecom, Inc.	8,285	308,702
GT Capital Holdings, Inc.	37,401	306,591
International Container Terminal Services, Inc.	380,110	1,333,551
JG Summit Holdings, Inc.	1,106,926	1,029,702
Jollibee Food Corp.	174,390	634,100
Manila Electric Co.	86,270	530,268
Metro Pacific Investments Corp.	3,853,200	256,939
Metropolitan Bank & Trust Co.	694,271	609,853
Monde Nissin Corp. (a)(b)	2,218,100	571,062
PLDT, Inc.	33,135	995,710
SM Investments Corp.	89,963	1,261,531
SM Prime Holdings, Inc.	4,278,000	2,831,240
Universal Robina Corp.	333,380	668,569
TOTAL PHILIPPINES		17,782,812
Poland - 0.2%
Bank Polska Kasa Opieki SA	68,438	1,080,483
CD Projekt RED SA	23,405	458,408
Cyfrowy Polsat SA	85,637	369,034
Dino Polska SA (a)(b)	18,177	1,417,230
KGHM Polska Miedz SA (Bearer)	51,592	1,284,654
LPP SA	407	867,722
mBank SA (a)	4,698	223,729
Orange Polska SA	229,191	296,987
PGE Polska Grupa Energetyczna SA (a)	332,839	742,274
Polish Oil & Gas Co. SA	613,191	914,926
Polski Koncern Naftowy Orlen SA	152,999	2,492,070
Powszechna Kasa Oszczednosci Bank SA	324,911	1,835,311
Powszechny Zaklad Ubezpieczen SA	227,216	1,483,900
Santander Bank Polska SA	15,033	761,296
TOTAL POLAND		14,228,024
Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (a)(c)	82,039	1
Energias de Portugal SA	1,045,633	5,278,256
Galp Energia SGPS SA Class B	186,479	1,968,395
Jeronimo Martins SGPS SA	106,974	2,473,107
TOTAL PORTUGAL		9,719,759
Qatar - 0.3%
Barwa Real Estate Co. (a)	732,302	723,907
Industries Qatar QSC (a)	563,826	2,631,988
Masraf al Rayan	2,050,708	2,477,687
Mesaieed Petrochemical Holding Co. (a)	1,623,822	1,212,822
Ooredoo QSC	355,624	908,066
Qatar Electricity & Water Co. (a)	175,797	893,527
Qatar Fuel Co. (a)	180,793	884,169
Qatar Gas Transport Co. Ltd. (Nakilat) (a)	981,408	1,099,511
Qatar International Islamic Bank QSC (a)	289,606	938,381
Qatar Islamic Bank (a)	623,499	4,401,774
Qatar National Bank SAQ (a)	1,734,351	9,577,208
The Commercial Bank of Qatar (a)	739,823	1,482,185
TOTAL QATAR		27,231,225
Russia - 0.0%
Alrosa Co. Ltd. (c)	846,411	210,059
Gazprom OAO (c)	3,422,762	534,287
Gazprom OAO sponsored ADR (Reg. S) (c)	266,976	60,988
Inter Rao Ues JSC (c)	12,405,200	102,026
LUKOIL PJSC (c)	135,807	62,707
LUKOIL PJSC sponsored ADR (c)	3,670	1,038
Magnit OJSC GDR (Reg. S) (c)	122,013	594
MMC Norilsk Nickel PJSC (c)	18,102	179,592
MMC Norilsk Nickel PJSC sponsored ADR (c)	27,948	20,754
Mobile TeleSystems OJSC sponsored ADR (c)	145,706	145,122
Moscow Exchange MICEX-RTS OAO (a)(c)	524,685	150,458
Novatek PJSC GDR (Reg. S) (c)	30,578	7,812
Novolipetsk Steel OJSC (c)	477,930	6,845
PhosAgro OJSC GDR (Reg. S) (c)	46,993	964
Polyus PJSC (c)	11,075	38,852
Rosneft Oil Co. OJSC (c)	322,313	80,411
Rosneft Oil Co. OJSC GDR (Reg. S) (c)	56,929	13,461
Sberbank of Russia (a)(c)	3,621,326	33,215
Severstal PAO (c)	60,348	2,010
Severstal PAO GDR (Reg. S) (c)	9,813	232
Surgutneftegas OJSC (c)	1,105,600	20,182
Surgutneftegas OJSC sponsored ADR (c)	71,885	13,275
Tatneft PAO (c)	446,514	82,848
Tatneft PAO sponsored ADR (c)	5,142	4,748
United Co. RUSAL International PJSC (a)(c)	1,020,580	183,484
VTB Bank OJSC (c)	1,160,850,350	66,161
TOTAL RUSSIA		2,022,125
Saudi Arabia - 1.3%
ACWA Power Co.	30,239	1,407,289
Advanced Polypropylene Co.	42,963	559,915
Al Rajhi Bank	735,904	17,555,111
Alinma Bank	369,225	3,740,418
Almarai Co. Ltd.	91,867	1,276,746
Arab National Bank	227,831	1,886,460
Bank Al-Jazira	150,170	1,047,512
Bank Albilad	186,316	2,460,403
Banque Saudi Fransi	224,180	3,043,978
Bupa Arabia for Cooperative Insurance Co.	22,837	978,902
Dar Al Arkan Real Estate Development Co. (a)	196,014	656,511
Dr Sulaiman Al Habib Medical Services Group Co.	32,591	1,787,472
Elm Co.	8,405	657,899
Emaar The Economic City (a)	129,375	348,582
Etihad Etisalat Co.	137,059	1,379,348
Jarir Marketing Co.	23,494	1,019,575
Mobile Telecommunications Co. Saudi Arabia (a)	158,120	493,388
Mouwasat Medical Services Co.	18,643	1,220,034
National Industrialization Co. (a)	121,442	529,611
Rabigh Refining & Petrochemical Co. (a)	224,715	1,094,857
Riyad Bank	509,591	4,952,096
Sabic Agriculture-Nutrients Co.	81,077	2,870,937
Sahara International Petrochemical Co.	133,234	1,668,972
Saudi Arabian Mining Co.	319,520	4,780,890
Saudi Arabian Oil Co. (b)	899,912	9,511,849
Saudi Basic Industries Corp.	338,330	8,917,644
Saudi Electricity Co.	309,992	2,033,600
Saudi Industrial Investment Group	134,449	991,543
Saudi Investment Bank/The	186,234	1,041,244
Saudi Kayan Petrochemical Co. (a)	285,358	1,139,609
Saudi Research & Marketing Group (a)	13,240	682,445
Saudi Tadawul Group Holding Co.	12,435	731,665
Saudi Telecom Co.	222,838	5,956,586
The Saudi British Bank	348,228	3,893,923
The Saudi National Bank	823,922	15,377,245
The Savola Group	102,737	906,744
Yanbu National Petrochemical Co.	93,288	1,229,435
TOTAL SAUDI ARABIA		109,830,438
Singapore - 0.8%
Ascendas Real Estate Investment Trust	1,241,954	2,673,256
BOC Aviation Ltd. Class A (b)	82,500	700,996
CapitaLand Investment Ltd.	990,271	2,817,647
CapitaMall Trust	1,972,848	3,116,549
City Developments Ltd.	149,952	842,466
DBS Group Holdings Ltd.	678,900	15,491,377
Genting Singapore Ltd.	2,343,813	1,368,876
Keppel Corp. Ltd.	544,720	2,721,522
Mapletree Commercial Trust	895,743	1,233,862
Mapletree Logistics Trust (REIT)	1,190,866	1,519,894
Oversea-Chinese Banking Corp. Ltd.	1,267,051	10,737,878
Singapore Airlines Ltd. (a)	512,668	2,028,192
Singapore Exchange Ltd.	334,217	2,395,866
Singapore Technologies Engineering Ltd.	584,224	1,703,459
Singapore Telecommunications Ltd.	3,143,769	5,945,102
United Overseas Bank Ltd.	443,009	8,838,624
UOL Group Ltd.	172,015	929,377
Venture Corp. Ltd.	105,369	1,342,425
Wilmar International Ltd.	713,493	2,079,052
TOTAL SINGAPORE		68,486,420
South Africa - 1.0%
Absa Group Ltd.	299,734	3,066,232
African Rainbow Minerals Ltd.	41,616	585,453
Anglo American Platinum Ltd.	19,389	1,482,920
AngloGold Ashanti Ltd.	159,354	2,348,740
Aspen Pharmacare Holdings Ltd.	151,623	1,324,649
Bid Corp. Ltd.	126,285	2,325,103
Bidvest Group Ltd./The	108,725	1,398,510
Capitec Bank Holdings Ltd.	32,808	3,932,282
Clicks Group Ltd.	90,858	1,529,662
Discovery Ltd. (a)	194,245	1,499,380
Exxaro Resources Ltd.	86,445	1,050,083
FirstRand Ltd.	1,905,587	7,515,718
Foschini Group Ltd./The	129,386	944,627
Gold Fields Ltd.	337,316	3,119,803
Growthpoint Properties Ltd.	1,232,940	1,005,195
Harmony Gold Mining Co. Ltd.	216,432	691,376
Impala Platinum Holdings Ltd.	321,551	3,565,202
Kumba Iron Ore Ltd.	22,812	676,056
Mr Price Group Ltd.	96,911	1,050,336
MTN Group Ltd.	641,797	5,371,092
MultiChoice Group Ltd.	133,387	955,218
Naspers Ltd. Class N	81,859	11,565,571
Nedbank Group Ltd.	167,382	2,184,426
Northam Platinum Holdings Ltd. (a)	126,789	1,345,855
Old Mutual Ltd.	1,768,716	1,206,813
Pepkor Holdings Ltd. (b)	590,327	717,485
Remgro Ltd.	197,364	1,622,731
Sanlam Ltd.	655,612	2,150,265
Sasol Ltd. (a)	214,086	4,497,257
Shoprite Holdings Ltd.	186,785	2,520,136
Sibanye-Stillwater Ltd.	1,065,175	2,616,644
Spar Group Ltd./The	70,095	566,243
Standard Bank Group Ltd.	505,594	4,867,027
Vodacom Group Ltd.	245,219	2,035,082
Woolworths Holdings Ltd.	371,478	1,181,711
TOTAL SOUTH AFRICA		84,514,883
Spain - 1.5%
Acciona SA	8,961	1,837,213
ACS Actividades de Construccion y Servicios SA	95,777	2,291,579
Aena SME SA (a)(b)	28,653	3,624,311
Amadeus IT Holding SA Class A (a)	169,853	9,904,169
Banco Bilbao Vizcaya Argentaria SA	2,509,438	11,371,959
Banco Santander SA (Spain)	6,517,654	16,306,337
CaixaBank SA	1,669,422	5,012,835
Cellnex Telecom SA (b)	204,847	9,162,630
EDP Renovaveis SA	105,559	2,729,530
Enagas SA	95,501	1,881,859
Endesa SA	117,493	2,150,699
Ferrovial SA	181,533	4,838,774
Grifols SA (a)	108,648	1,579,041
Iberdrola SA	2,176,496	23,241,671
Iberdrola SA (a)	59,303	632,169
Industria de Diseno Textil SA	409,765	9,951,947
Naturgy Energy Group SA	54,515	1,594,622
Red Electrica Corporacion SA	150,610	2,960,092
Repsol SA	547,285	6,818,218
Siemens Gamesa Renewable Energy SA (a)	88,913	1,635,935
Telefonica SA	2,018,664	9,010,702
TOTAL SPAIN		128,536,292
Sweden - 2.1%
Alfa Laval AB	109,295	3,248,026
ASSA ABLOY AB (B Shares)	375,741	8,877,266
Atlas Copco AB:
(A Shares)	986,692	11,533,805
(B Shares)	613,561	6,326,280
Boliden AB	102,314	3,392,445
Electrolux AB (B Shares)	84,064	1,206,752
Embracer Group AB (a)(d)	236,981	1,795,629
Epiroc AB:
(A Shares)	241,292	4,266,452
(B Shares)	154,779	2,446,837
EQT AB	112,617	3,032,022
Ericsson (B Shares)	1,097,175	8,345,387
Essity AB (B Shares)	228,900	5,811,360
Evolution AB (b)	68,930	6,636,468
Fastighets AB Balder (a)	242,778	1,543,074
Getinge AB (B Shares)	84,537	1,899,175
H&M Hennes & Mauritz AB (B Shares)	272,846	3,490,940
Hexagon AB (B Shares)	734,974	8,653,983
Holmen AB (B Shares)	35,936	1,470,723
Husqvarna AB (B Shares)	154,823	1,233,898
Industrivarden AB:
(A Shares)	47,890	1,243,645
(C Shares)	60,186	1,545,782
Indutrade AB	99,793	2,332,255
Investment AB Latour (B Shares)	55,175	1,366,589
Investor AB:
(A Shares)	196,389	4,021,624
(B Shares)	670,416	12,455,427
Kinnevik AB (B Shares) (a)	93,260	1,669,782
L E Lundbergforetagen AB	29,479	1,393,277
Lifco AB	85,685	1,656,836
Nibe Industrier AB (B Shares)	571,042	5,720,422
Sagax AB	72,754	1,865,707
Sandvik AB	401,945	7,406,317
Securitas AB (B Shares) (d)	123,123	1,241,262
Sinch AB (a)(b)(d)	197,240	493,576
Skandinaviska Enskilda Banken AB (A Shares)	610,702	6,589,466
Skanska AB (B Shares)	125,122	2,122,674
SKF AB (B Shares)	140,702	2,367,936
Svenska Cellulosa AB SCA (B Shares)	229,313	3,336,278
Svenska Handelsbanken AB (A Shares)	546,299	4,912,274
Swedbank AB (A Shares)	340,346	4,713,848
Swedish Match Co. AB	593,487	6,212,932
Swedish Orphan Biovitrum AB (a)	64,952	1,423,394
Tele2 AB (B Shares)	216,263	2,467,546
Telia Co. AB	986,062	3,635,802
Volvo AB:
(A Shares)	80,507	1,494,920
(B Shares)	561,869	10,087,818
Volvo Car AB (d)	221,731	1,648,222
TOTAL SWEDEN		180,636,133
Switzerland - 6.5%
ABB Ltd. (Reg.)	620,024	18,848,498
Adecco SA (Reg.)	59,003	2,078,499
Alcon, Inc. (Switzerland)	188,178	14,716,573
Bachem Holding AG (B Shares)	11,694	784,432
Baloise Holdings AG	17,299	2,749,739
Barry Callebaut AG	1,336	2,953,138
Clariant AG (Reg.)	81,703	1,527,023
Coca-Cola HBC AG	75,645	1,853,464
Compagnie Financiere Richemont SA Series A	196,279	23,666,852
Credit Suisse Group AG	984,277	5,725,115
Ems-Chemie Holding AG	2,701	2,133,899
Geberit AG (Reg.)	13,544	7,098,914
Givaudan SA	3,481	12,123,249
Holcim AG	208,663	9,783,927
Julius Baer Group Ltd.	82,787	4,280,919
Kuehne & Nagel International AG	20,205	5,417,152
Lindt & Spruengli AG	40	4,605,768
Lindt & Spruengli AG (participation certificate)	408	4,500,709
Logitech International SA (Reg.)	65,085	3,632,206
Lonza Group AG	28,010	17,023,123
Nestle SA (Reg. S)	1,056,552	129,456,461
Novartis AG	822,313	70,661,080
Partners Group Holding AG	8,594	9,326,682
Roche Holding AG:
(Bearer)	9,653	3,926,713
(participation certificate)	264,321	87,755,766
Schindler Holding AG:
(participation certificate)	15,153	2,945,112
(Reg.)	8,686	1,638,920
SGS SA (Reg.)	2,403	5,864,445
Sika AG	54,976	13,583,880
Sonova Holding AG	20,290	7,268,887
Straumann Holding AG	41,433	5,603,834
Swatch Group AG (Bearer)	10,354	2,756,409
Swatch Group AG (Bearer) (Reg.)	21,999	1,094,577
Swiss Life Holding AG	11,972	6,324,023
Swiss Prime Site AG	28,960	2,633,280
Swiss Re Ltd.	113,640	8,527,189
Swisscom AG	9,788	5,283,474
Temenos Group AG	23,626	1,861,585
UBS Group AG	1,322,817	21,520,010
VAT Group AG (b)	10,469	3,022,410
Vifor Pharma AG	16,933	2,958,405
Zurich Insurance Group Ltd.	56,340	24,594,008
TOTAL SWITZERLAND		564,110,349
Taiwan - 4.0%
Accton Technology Corp.	189,000	1,572,278
Acer, Inc.	1,112,288	841,199
Advantech Co. Ltd.	155,937	1,788,151
ASE Technology Holding Co. Ltd.	1,264,840	3,673,895
Asia Cement Corp.	843,466	1,166,620
ASMedia Technology, Inc.	11,000	359,533
ASUSTeK Computer, Inc.	262,000	2,463,631
AUO Corp.	2,991,000	1,338,740
Catcher Technology Co. Ltd.	256,000	1,457,405
Cathay Financial Holding Co. Ltd.	3,003,879	4,567,790
Chang Hwa Commercial Bank	1,734,304	1,029,333
Cheng Shin Rubber Industry Co. Ltd.	642,899	760,495
China Airlines Ltd.	977,490	744,506
China Development Financial Ho	6,012,405	2,594,311
China Steel Corp.	4,516,426	4,191,517
Chunghwa Telecom Co. Ltd.	1,443,000	5,836,242
Compal Electronics, Inc.	1,634,000	1,243,822
CTBC Financial Holding Co. Ltd.	6,519,579	4,992,625
Delta Electronics, Inc.	724,621	6,281,768
E Ink Holdings, Inc.	320,000	2,098,414
E.SUN Financial Holdings Co. Ltd.	4,783,516	4,395,149
ECLAT Textile Co. Ltd.	70,941	966,811
eMemory Technology, Inc.	23,000	911,357
EVA Airways Corp.	897,000	1,025,898
Evergreen Marine Corp. (Taiwan)	977,120	3,129,718
Far Eastern New Century Corp.	1,210,664	1,227,802
Far EasTone Telecommunications Co. Ltd.	602,000	1,512,905
Feng Tay Enterprise Co. Ltd.	161,254	900,448
First Financial Holding Co. Ltd.	3,886,796	3,499,541
Formosa Chemicals & Fibre Corp.	1,304,590	3,048,498
Formosa Petrochemical Corp.	411,000	1,158,513
Formosa Plastics Corp.	1,568,480	4,822,092
Fubon Financial Holding Co. Ltd.	2,690,334	5,037,238
Giant Manufacturing Co. Ltd.	122,000	994,955
GlobalWafers Co. Ltd.	78,000	1,177,755
Hon Hai Precision Industry Co. Ltd. (Foxconn)	4,713,990	17,172,801
Hotai Motor Co. Ltd.	112,000	2,261,004
Hua Nan Financial Holdings Co. Ltd.	3,130,270	2,413,808
Innolux Corp.	3,822,427	1,319,552
Inventec Corp.	948,280	750,732
Largan Precision Co. Ltd.	37,000	2,586,900
Lite-On Technology Corp.	722,910	1,581,083
MediaTek, Inc.	572,970	13,158,647
Mega Financial Holding Co. Ltd.	4,042,246	4,773,037
Micro-Star International Co. Ltd.	253,000	998,367
momo.com, Inc.	22,800	622,956
Nan Ya Plastics Corp.	1,757,780	3,948,568
Nan Ya Printed Circuit Board Corp.	85,000	686,425
Nanya Technology Corp.	461,000	807,288
Nien Made Enterprise Co. Ltd.	68,000	651,093
Novatek Microelectronics Corp.	213,000	1,891,445
Pegatron Corp.	768,000	1,593,650
Pou Chen Corp.	923,000	826,074
Powerchip Semiconductor Manufacturing Corp.	987,000	1,166,163
President Chain Store Corp.	208,000	1,960,371
Quanta Computer, Inc.	1,011,000	2,860,897
Realtek Semiconductor Corp.	169,090	1,938,212
Ruentex Development Co. Ltd.	457,557	837,956
Shin Kong Financial Holding Co. Ltd.	5,024,475	1,431,605
Sinopac Financial Holdings Co.	3,753,314	2,118,940
Synnex Technology International Corp.	459,500	849,698
Taishin Financial Holdings Co. Ltd.	3,754,811	1,970,158
Taiwan Cement Corp.	2,317,612	2,997,781
Taiwan Cooperative Financial Holding Co. Ltd.	3,642,585	3,328,871
Taiwan High Speed Rail Corp.	743,000	723,790
Taiwan Mobile Co. Ltd.	671,600	2,271,706
Taiwan Semiconductor Manufacturing Co. Ltd.	9,070,000	155,044,265
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	36,176	3,200,852
The Shanghai Commercial & Savings Bank Ltd.	1,355,616	2,268,342
Unified-President Enterprises Corp.	1,838,080	4,313,117
Unimicron Technology Corp.	459,000	2,440,719
United Microelectronics Corp.	4,415,000	5,920,139
Vanguard International Semiconductor Corp.	337,000	809,057
Voltronic Power Technology Corp.	25,000	1,223,965
Walsin Lihwa Corp.	984,000	1,115,818
Walsin Lihwa Corp. rights (a)	59,312	7,701
Wan Hai Lines Ltd.	260,360	932,510
Win Semiconductors Corp.	136,000	720,113
Winbond Electronics Corp.	1,120,000	869,129
Wiwynn Corp.	31,000	764,356
WPG Holding Co. Ltd.	579,320	970,212
Yageo Corp.	157,519	1,812,851
Yang Ming Marine Transport Corp.	666,000	2,002,029
Yuanta Financial Holding Co. Ltd.	3,656,186	2,442,823
TOTAL TAIWAN		352,168,531
Thailand - 0.5%
Advanced Info Service PCL (For. Reg.)	272,300	1,502,959
Advanced Information Service PCL NVDR	150,600	831,236
Airports of Thailand PCL:
(For. Reg.) (a)	986,800	1,909,267
NVDR (a)	473,400	915,937
Asset World Corp. PCL (For. Reg.)	2,621,000	361,894
B. Grimm Power PCL (For. Reg.)	222,000	231,628
Bangkok Commercial Asset Management PCL NVDR	637,400	296,308
Bangkok Dusit Medical Services PCL:
(For. Reg.)	2,431,000	1,785,288
NVDR	1,454,800	1,068,382
Bangkok Expressway and Metro PCL:
(For. Reg.)	2,031,800	484,683
NVDR	971,100	231,654
Berli Jucker PCL (For. Reg.)	308,300	274,666
BTS Group Holdings PCL:
(For. Reg.)	1,613,500	382,698
NVDR	1,708,000	404,065
Bumrungrad Hospital PCL:
NVDR	52,400	262,211
(For. Reg.)	119,900	599,982
Carabao Group PCL NVDR	137,500	426,091
Central Pattana PCL:
(For. Reg.)	570,500	997,857
NVDR	156,200	273,208
Central Retail Corp. PCL:
(For. Reg.)	288,366	290,123
NVDR	345,800	347,907
Charoen Pokphand Foods PCL:
(For. Reg.)	721,300	497,823
(NVDR)	773,800	534,057
CP ALL PCL:
(For. Reg.)	1,403,900	2,358,690
NVDR	815,600	1,370,288
Delta Electronics PCL:
(For. Reg.)	85,500	1,114,320
NVDR	107,500	1,401,046
Electricity Generating PCL:
(For. Reg.)	65,900	333,655
NVDR	55,800	282,518
Energy Absolute PCL:
(For. Reg.)	357,300	797,099
NVDR	290,600	648,299
Global Power Synergy Public Co. Ltd. (For. Reg.)	214,300	399,177
Gulf Energy Development PCL:
(For. Reg.)	386,000	502,155
NVDR	665,800	866,152
Home Product Center PCL:
(For. Reg.)	1,465,267	532,961
NVDR	719,100	261,558
Indorama Ventures PCL NVDR	597,800	718,527
Intouch Holdings PCL:
(For. Reg.)	340,100	656,068
NVDR	77,700	149,887
JMT Network Services PCL NVDR	218,800	449,771
Krung Thai Bank PCL:
(For. Reg.)	921,755	402,539
NVDR	429,500	187,567
Krungthai Card PCL:
(For. Reg.)	197,500	312,132
NVDR	167,900	265,351
Land & House PCL:
NVDR	314,900	73,352
(For. Reg.)	2,392,000	557,135
Minor International PCL (For. Reg.) (a)	1,019,598	941,692
Muangthai Leasing PCL:
(For. Reg.)	145,909	195,531
NVDR	118,600	158,935
Osotspa PCL:
(For. Reg.)	180,400	154,695
NVDR	388,800	333,400
PTT Exploration and Production PCL:
(For. Reg.)	410,944	1,855,311
NVDR	105,600	476,758
PTT Global Chemical PCL:
(For. Reg.)	637,839	777,835
NVDR	210,800	257,068
PTT Oil & Retail Business PCL NVDR	1,184,300	820,427
PTT PCL:
(For. Reg.)	3,075,400	2,942,891
NVDR	767,500	734,431
Ratch Group PCL:
unit	264,200	276,380
(For. Reg.)	151,100	158,066
SCB X PCL:
(For. Reg.)	94,050	263,277
NVDR unit	184,500	516,477
SCG Packaging PCL NVDR	506,400	713,372
Siam Cement PCL:
(For. Reg.)	203,500	2,079,295
NVDR	107,400	1,097,377
Siam Commercial Bank PCL (For. Reg.)	76,350	211,404
Srisawad Corp. PCL:
warrants 8/29/25 (a)	7,244	959
(For. Reg.)	66,000	90,558
NVDR	227,600	314,390
Thai Oil PCL:
(For. Reg.)	304,000	431,489
NVDR	117,800	167,202
Thai Union Frozen Products PCL (For. Reg.)	828,700	369,672
True Corp. PCL:
(For. Reg.)	2,917,012	380,001
NVDR	1,614,300	210,296
TOTAL THAILAND		46,479,360
Turkey - 0.1%
Akbank TAS	1,285,322	619,112
Aselsan A/S	314,566	389,773
Bim Birlesik Magazalar A/S JSC	165,143	848,920
Eregli Demir ve Celik Fabrikalari T.A.S.	549,472	847,064
Ford Otomotiv Sanayi A/S	23,877	403,536
Haci Omer Sabanci Holding A/S	346,549	384,334
Koc Holding A/S	260,305	534,659
Turk Hava Yollari AO (a)	192,449	541,369
Turk Sise ve Cam Fabrikalari A/S	488,401	594,810
Turkcell Iletisim Hizmet A/S	515,895	487,201
Turkiye Is Bankasi A/S Series C	1,262,494	367,830
Turkiye Petrol Rafinerileri A/S (a)	44,030	659,596
TOTAL TURKEY		6,678,204
United Arab Emirates - 0.4%
Abu Dhabi Commercial Bank PJSC	1,058,359	2,627,817
Abu Dhabi Islamic Bank	516,046	1,277,084
Abu Dhabi National Oil Co. for Distribution PJSC	1,144,523	1,333,631
Aldar Properties PJSC	1,437,253	1,917,329
Dubai Islamic Bank Pakistan Ltd. (a)	1,118,201	1,790,047
Emaar Properties PJSC (a)	1,543,807	2,311,655
Emirates NBD Bank PJSC (a)	720,990	2,708,791
Emirates Telecommunications Corp.	1,315,907	9,995,319
First Abu Dhabi Bank PJSC	1,666,458	8,810,709
TOTAL UNITED ARAB EMIRATES		32,772,382
United Kingdom - 9.1%
3i Group PLC	362,414	5,631,099
Abrdn PLC	807,164	1,628,772
Admiral Group PLC	67,279	1,571,463
Anglo American PLC (United Kingdom)	478,717	17,303,170
Antofagasta PLC	147,999	2,088,001
Ashtead Group PLC	167,722	9,377,202
Associated British Foods PLC	133,743	2,723,224
AstraZeneca PLC (United Kingdom)	582,059	76,564,792
Auto Trader Group PLC (b)	345,054	2,660,199
Aveva Group PLC	43,510	1,248,891
Aviva PLC	1,052,958	5,077,877
BAE Systems PLC	1,185,450	11,141,743
Barclays PLC	6,288,454	12,045,941
Barratt Developments PLC	385,135	2,349,777
Berkeley Group Holdings PLC	43,221	2,230,652
BP PLC	6,858,102	33,565,363
BP PLC sponsored ADR	77,052	2,263,788
British American Tobacco PLC (United Kingdom)	816,683	32,000,624
British Land Co. PLC	325,463	1,950,036
BT Group PLC	2,622,705	5,167,779
Bunzl PLC	126,726	4,739,380
Burberry Group PLC	148,675	3,251,773
Compass Group PLC	671,648	15,741,050
Croda International PLC	51,941	4,732,646
Diageo PLC	868,766	41,155,063
GSK PLC	1,527,969	32,102,949
Haleon PLC (a)	1,909,962	6,787,127
Halma PLC	141,406	3,958,975
Hargreaves Lansdown PLC	131,444	1,357,735
Hikma Pharmaceuticals PLC	62,869	1,324,520
HSBC Holdings PLC (United Kingdom)	7,602,413	47,621,206
Imperial Brands PLC	340,028	7,465,768
Informa PLC	555,309	4,018,309
InterContinental Hotel Group PLC	70,769	4,194,841
Intertek Group PLC	60,184	3,207,261
J Sainsbury PLC	673,900	1,813,693
JD Sports Fashion PLC	989,098	1,560,460
Johnson Matthey PLC	68,328	1,778,194
Kingfisher PLC	751,361	2,377,212
Land Securities Group PLC	258,776	2,304,285
Legal & General Group PLC	2,256,432	7,171,974
Lloyds Banking Group PLC	26,567,899	14,709,541
London Stock Exchange Group PLC	123,676	12,069,874
M&G PLC	994,187	2,582,468
Melrose Industries PLC	1,628,024	3,183,077
Mondi PLC	143,929	2,715,913
Mondi PLC	39,980	754,665
National Grid PLC	1,365,539	18,802,935
NatWest Group PLC	2,102,248	6,385,067
Next PLC	49,717	4,120,717
NMC Health PLC (a)	30,958	18
Ocado Group PLC (a)	215,895	2,206,925
Pearson PLC	252,045	2,332,741
Persimmon PLC	121,433	2,786,080
Phoenix Group Holdings PLC	283,681	2,224,115
Prudential PLC	1,033,828	12,751,638
Reckitt Benckiser Group PLC	267,993	21,738,195
RELX PLC (London Stock Exchange)	724,210	21,443,473
Rentokil Initial PLC	690,469	4,559,142
Rio Tinto PLC	422,471	25,504,374
Rolls-Royce Holdings PLC (a)	3,177,850	3,473,198
Sage Group PLC	373,547	3,204,355
Schroders PLC	45,915	1,660,684
Segro PLC	453,315	6,044,915
Severn Trent PLC	92,290	3,315,527
Shell PLC (London)	2,856,264	76,194,640
Smith & Nephew PLC	331,999	4,256,614
Smiths Group PLC	150,582	2,828,617
Spirax-Sarco Engineering PLC	27,363	3,977,060
SSE PLC	401,690	8,648,668
St. James's Place PLC	205,843	3,077,043
Standard Chartered PLC (United Kingdom)	981,006	6,761,773
Taylor Wimpey PLC	1,413,451	2,187,773
Tesco PLC	2,862,647	9,180,901
Unilever PLC	961,564	46,830,964
United Utilities Group PLC	256,998	3,414,615
Vodafone Group PLC	9,911,291	14,605,858
Vodafone Group PLC sponsored ADR	21,281	314,108
Whitbread PLC	79,488	2,530,091
TOTAL UNITED KINGDOM		790,633,176
United States of America - 0.3%
360 DigiTech, Inc. ADR	29,762	432,144
Coca-Cola European Partners PLC	75,856	4,105,327
Legend Biotech Corp. ADR (a)	18,342	866,476
Li Auto, Inc. ADR (a)	206,371	6,777,224
NICE Ltd. sponsored ADR (a)	3,557	761,269
Southern Copper Corp. (d)	30,819	1,534,786
Yum China Holdings, Inc.	160,962	7,840,459
TOTAL UNITED STATES OF AMERICA		22,317,685
TOTAL COMMON STOCKS (Cost $8,470,730,014)		8,442,759,615

Nonconvertible Preferred Stocks - 1.0%
	Shares	Value ($)
Brazil - 0.4%
Banco Bradesco SA (PN)	2,038,044	6,865,563
Braskem SA Class A	63,600	450,993
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	92,307	844,377
Companhia Energetica de Minas Gerais (CEMIG) (PN)	526,805	1,144,409
Gerdau SA	435,100	2,056,888
Itau Unibanco Holding SA	1,831,821	8,362,346
Itausa-Investimentos Itau SA (PN)	1,737,437	2,897,911
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	1,662,800	10,974,782
TOTAL BRAZIL		33,597,269
Chile - 0.1%
Sociedad Quimica y Minera de Chile SA (PN-B)	53,072	5,271,214
Colombia - 0.0%
Bancolombia SA (PN)	179,583	1,324,566
France - 0.0%
Air Liquide SA (a)	8,637	1,187,436
Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	25,839	1,951,607
Henkel AG & Co. KGaA	65,603	4,190,941
Porsche Automobil Holding SE (Germany)	56,725	4,105,856
Sartorius AG (non-vtg.)	9,042	4,024,619
Volkswagen AG	68,011	9,616,068
TOTAL GERMANY		23,889,091
Korea (South) - 0.2%
AMOREPACIFIC Corp.	266	9,804
Hyundai Motor Co.	9,147	661,832
Hyundai Motor Co. Series 2	17,174	1,244,517
LG Chemical Ltd.	3,021	675,662
LG Household & Health Care Ltd.	1,026	298,373
Samsung Electronics Co. Ltd.	342,181	14,982,456
TOTAL KOREA (SOUTH)		17,872,644
Russia - 0.0%
Surgutneftegas OJSC (c)	2,913,333	75,613
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $89,263,471)		83,217,833

Nonconvertible Bonds - 0.0%
		Principal Amount (f)	Value ($)
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $13,959)	INR	69,696	11,610

Government Obligations - 0.1%
	Principal Amount (f)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.15% 1/26/23 (g) (Cost $9,943,658)	10,000,000	9,862,421

Money Market Funds - 1.9%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (h)	149,563,459	149,593,371
Fidelity Securities Lending Cash Central Fund 2.01% (h)(i)	17,067,029	17,068,736
TOTAL MONEY MARKET FUNDS (Cost $166,661,472)		166,662,107

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $8,736,612,574)	8,702,513,586
NET OTHER ASSETS (LIABILITIES) - 0.1% (j)	8,560,630
NET ASSETS - 100.0%	8,711,074,216

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	1,295	Sep 2022	126,398,475	7,107,761	7,107,761
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,169	Sep 2022	58,362,325	494,475	494,475
TME S&P/TSX 60 Index Contracts (Canada)	87	Sep 2022	16,128,851	572,616	572,616

TOTAL FUTURES CONTRACTS					8,174,852
The notional amount of futures purchased as a percentage of Net Assets is 2.4%

Currency Abbreviations
INR	-	Indian rupee

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $226,875,012 or 2.6% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,862,421.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
(j)	Includes $1,093,229 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	154,057,509	1,229,070,031	1,233,534,169	790,899	-	-	149,593,371	0.3%
Fidelity Securities Lending Cash Central Fund 2.01%	35,881,913	283,938,231	302,751,408	511,826	-	-	17,068,736	0.0%
Total	189,939,422	1,513,008,262	1,536,285,577	1,302,725	-	-	166,662,107

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds and Government Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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